UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2018

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2018

The Funds are intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	9
Expense Examples	10
Portfolio of Investments:
Limited Duration	13
Income Plus	21
European Equity	32
Multi Cap Growth	35
Financial Statements:
Statements of Assets and Liabilities	40
Statements of Operations	41
Statements of Changes in Net Assets	42
Notes to Financial Statements	46
Financial Highlights	76
Investment Advisory Agreement Approval	82

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited)

Dear Shareholder:

Economic uncertainty returned to the financial markets in the six-month period, bringing elevated volatility along with it. Growth seemed to be losing momentum, especially in Europe, while the Federal Reserve continued to incrementally raise interest rates and other central banks contemplated the timing of removing policy accommodation. Political and geopolitical risks increased, particularly with regard to trade and the growing presence of anti-establishment political agendas.

Domestic and International Equity Overview

Despite the more challenging conditions, U.S. stocks gained over the period. Strong corporate earnings reports and expectations for a pick-up in growth, supported by the recently passed tax cuts and low unemployment, outweighed the negative sentiment due to trade concerns and the potential for slower global growth.

Outside the U.S., the outlook was less optimistic, causing international stocks to struggle. Europe, U.K. and Japan equities declined over the six-month period (as measured by their respective MSCI country indexes). First-quarter growth across these regions came in slower than expected, with some of the deceleration blamed on temporary factors. Although corporate profits continued to look healthy, second-quarter macroeconomic indicators remained lackluster. The European Central Bank and Bank of Japan maintained their accommodative policy stances, acknowledging the soft patch in growth but also beginning to signal policy exit strategies. In the U.K., sentiment remained under pressure from Brexit-related uncertainties, as the U.K. continued to negotiate its separation from the European Union.

Emerging market stocks fared poorly over the period. Trade tensions, exposure to the stronger U.S. dollar and rising interest rates, and a number of idiosyncratic issues weighed on emerging market assets broadly.

Fixed Income Overview

With two Fed interest rate hikes during the period, interest rates continued to move higher. In May, the 10-year U.S. Treasury yield, a widely cited gauge of U.S. interest rates, traded above 3% for the first time since late 2011 but fell below 3% in June as geopolitical worries triggered a flight to perceived safe-haven assets. The increase in interest rates was more pronounced in the shorter end of the yield curve than the longer end, causing the yield curve to flatten.

In the rising interest rate environment, bonds lagged stocks (as measured by the Bloomberg Barclays U.S. Aggregate Index and the S&P 500 Index, respectively). A benign macroeconomic backdrop was supportive to corporate credit markets, especially for the high yield segment, which also benefited from its lower

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited) continued

sensitivity to interest rate movements. But investment grade credit spreads widened meaningfully amid pressure from trade war concerns and the negative impact on business confidence, and unfavorable supply-demand conditions. Supply remained high because of elevated merger and acquisition activity while foreign investor demand was tempered by higher hedging costs due to the strengthening U.S. dollar.

Limited Duration Portfolio

For the six-month period ended June 30, 2018, Variable Investment Series — Limited Duration Portfolio Class X shares produced a total return of -0.53%, underperforming the Bloomberg Barclays U.S. Government/Credit Index (1-5 Year) (the "Index"),1 which returned -0.33%. For the same period, the Fund's Class Y shares returned -0.66%. Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Due to the inclusion of fees and expenses, the Fund's return lagged the Index's return, which has no fees, in the reporting period. In terms of portfolio positioning, there were no material detractors from performance in this reporting period.

The Fund's holdings in the securitized sector were the primary positive contributor during the first half of the year, driven mainly by an allocation to non-agency mortgage securities. The non-agency residential (RMBS), commercial (CMBS), and asset-backed (ABS) sectors all performed well.

The Fund's positioning in the investment grade credit markets also helped relative performance. Though the Fund was overweight corporate bonds, and credit spreads widened during the reporting period, the Fund's holdings were shorter in maturity on average. This boosted relative performance as the corporate spread curve steepened.

Interest rate positioning also helped relative performance. The Fund was short duration, which proved beneficial as interest rates rose during the reporting period. These exposures were managed, in part, using interest rate futures.

1  The Bloomberg Barclays U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited) continued

Throughout the period, we maintained an overweight position to spread (non-government) sectors that we believed had strong or improving fundamentals. The Fund was positioned with an overweight to investment grade corporate bonds. It also had allocations to non-agency mortgage securities and asset-backed securities. With regard to interest rate strategy, the Fund was generally short duration in the U.S.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Income Plus Portfolio

For the six-month period ended June 30, 2018, Variable Investment Series — Income Plus Portfolio Class X shares produced a total return of -3.74%, underperforming the Bloomberg Barclays U.S. Corporate Index (the "Index"),2 which returned -3.27%. For the same period, the Fund's Class Y shares returned -3.92%. Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The six-month reporting period was characterized by a widening in corporate credit spreads. Global growth, monetary policy and geopolitical tensions continued to infiltrate market rhetoric over the period.

The Fund's investment grade exposure detracted from the Fund's returns over the period. Weakness in the credit market resulted in wider spreads across all major segments of the investment grade market. The Fund's emphasis on financial institutions, specifically the banking sector, was particularly disadvantageous for performance over the reporting period. The Fund had an underweight to industrials, attributable to relatively weaker fundamentals and less favorable relative value within the industrials segment of the market. Industrials positioning adversely affected performance over the period, driven mainly by positioning in consumer cyclicals.

Conversely, positioning in transportation and capital goods contributed positively to performance during the quarter. An opportunistic allocation to below investment grade (or high yield) credits slightly contributed to the Fund's performance over the period.

2  The Bloomberg Barclays U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited) continued

Sitting at the mid-point of the year, it is fair to say the credit markets have not behaved as expected thus far in 2018. We remain bullish on the global macro economy, which serves as the foundation for our constructive view of credit. However, we acknowledge that the news flow in 2018 has been challenging, whether it is the rising risk of a trade war or resurgent political risk in countries such as Italy. These threats have promoted market participants to question if the business cycle is ending sooner than expected and for risk premia to rise across markets. The technicals have also been a headwind, especially for U.S. credit where continued merger and acquisition activity has kept supply high while hedging costs have weakened demand by making U.S. dollar credit prohibitively more expensive for many foreign investors. Despite the shakier fundamentals and weaker technicals, we believe that a lot of bad news has been priced into the investment grade credit markets. As of the end of the reporting period, spreads were sitting at levels that we believe are very attractive for non-recessionary environments (our base case). We continue to have a strong bias for financials given their robust fundamentals and strong regulatory oversight. We remain cautious on many parts of the non-financial markets given weaker fundamentals, elevated supply and widespread technology and disruption risks. As we head into year-end, we are vigilant of global political headlines and will continue to monitor their potential impact on credit markets.

Despite our cautiously favorable outlook on investment grade corporates, we remain cognizant that the business cycle is maturing. Company behavior in later-cycle environments has historically been tilted in favor of equity holders at the expense of bond holders. As a result, we remain reliant upon our active, value-oriented approach and bottom-up credit research process to help identify the best value opportunities, while avoiding those companies where we believe there is limited scope to earn attractive returns.

The Fund is positioned to be neutral credit risk as a whole. Specifically, the Fund is overweight financials and underweight industrials, as we believe financials are more attractive from a fundamental perspective. The Fund continues to hold small allocations to high yield bonds, as we believe that both fundamentals and valuations may well compensate investors for bearing risk.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited) continued

European Equity Portfolio

For the six-month period ended June 30, 2018, Variable Investment Series — European Equity Portfolio Class X shares produced a total return of -4.72%, underperforming the MSCI Europe Index (the "Index"),3 which returned -3.23%. For the same period, the Fund's Class Y shares returned -4.89%. Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Over the reporting period, the Fund benefited from strong stock selection in information technology, industrials, real estate and energy. In addition, our overweight allocations in semiconductors and software & services, along with our underweight allocations in banks, retailing and food & staples retailing, positively contributed to the overall performance.

Detractors from performance included our stock selection in financials and consumer staples, along with both our stock selection and overweight allocation in health care and telecommunication services, and underweight allocations in materials and utilities.

On a country level, our stock selection in Germany and Denmark, and both our stock selection and overweight allocation in the Netherlands positively contributed to the overall performance, as did our stock selection and underweight stance in Spain. However, our stock selection in France and the U.K. and an overweight allocation to Switzerland detracted from overall performance.

Among the Fund's holdings, the largest positive contributors were a Dutch technology equipment company that was boosted by strong demand, driven by "internet of things" products; a French industrial company that rallied on improving profitability and strong airplane demand; a British energy company benefiting from a higher oil price; a Spanish technology company aided by a new customer acquisitions and a German food ingredients company benefiting from a recovery in organic growth.

The Fund's main detractors included a U.K. telecommunications company hampered by a series of regulatory concerns; a French utility company that lowered its growth outlook for 2018; a U.K. tobacco

3  MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited) continued

company that suffered from concerns over the next generation of tobacco products and a U.K. consumer staples company that posted disappointing sales growth.

We remain optimistic on the prospects for European equities, although we have a more cautious view for the second half of 2018. We expect the European Central Bank to end its quantitative easing policy by December 2018 and maintain the current level of interest rates until the summer of 2019. Rising inflations expectations forcing the U.S. Federal Reserve to increase the pace of its hikes, an escalating trade war between the U.S. and China with the increasing threat of a tariffs, and political instability (a new government in Italy, coalition challenges for Chancellor Merkel in Germany and the ongoing uncertainties surrounding Brexit) are all issues which we will carefully watch in the coming months.

While valuations are not as attractive as they used to be, in our view, European equities' valuations are still appealing on a relative basis, especially when compared to U.S. equities and fixed income securities, which appear to be expensive.

In this environment, we continue to seek what we believe are high-quality companies with high earnings visibility and predictability, stable and strong cash flow, and low levels of debt, trading at attractive valuations.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Multi Cap Growth Portfolio

For the six-month period ended June 30, 2018, Variable Investment Series — Multi Cap Growth Portfolio Class X shares produced a total return of 22.47%, outperforming the Russell 3000® Growth Index (the "Index"),4 which returned 7.44%. For the same period, the Fund's Class Y shares returned 22.33%. Past performance is no guarantee of future results.

Please keep in mind that double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

4  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited) continued

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Fund outperformed the Index this reporting period mostly driven by favorable stock selection with a smaller contribution from sector allocations.

Strong stock selection in the health care and information technology sectors delivered a large majority of the Fund's outperformance. A provider of software-as-a-service solutions to the life sciences industry was the top contributor within the health care sector and the fourth greatest contributor across the whole Fund in the reporting period. Within the technology sector, performance was led by a global communications platform, and the stock was also the top contributor for the period across the whole Fund.

The Fund benefited, to a lesser extent, from good stock selection and an underweight allocation in the industrials sector, an underweight to the financials sector, and a lack of exposure to the consumer staples, real estate and telecommunication services sectors.

Conversely, our stock selection in the consumer discretionary detracted from relative performance, offsetting the benefit of being overweight in the sector. A global coffee chain and an online furniture and home goods retailer were the biggest laggards within the consumer discretionary sector, as well as across the Fund overall.

Stock selection in materials was also a mild drag on performance. The Fund held no utilities or energy stocks during the period, which had a relatively neutral impact on performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2018 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Funds' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series

Fund Performance ■ June 30, 2018 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2018(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
European Equity	1.94%	3.82%	2.00%	7.68%	1.57%	3/1/1991
Income Plus	-1.39	3.77	5.78	6.70	0.77	3/1/1987
Limited Duration	-0.59	1.52	1.35	1.85	1.22	5/4/1999
Multi Cap Growth	42.16	22.16	14.63	12.58	0.60	3/9/1984
Class Y
European Equity	1.64	3.56	1.74	2.03	1.82	6/5/2000
Income Plus	-1.68	3.50	5.51	5.68	1.02	6/5/2000
Limited Duration	-0.87	1.27	1.10	1.52	1.47	6/5/2000
Multi Cap Growth	41.80	21.86	14.35	7.83	0.85	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2018 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/18 – 06/30/18.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2018 (unaudited) continued

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/18	06/30/18	01/01/18 – 06/30/18
Class X
Actual (-0.53% return)	$1,000.00	$994.70	$5.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96
Class Y
Actual (-0.66% return)	$1,000.00	$993.40	$7.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.20

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.19% and 1.44% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/18	06/30/18	01/01/18 – 06/30/18
Class X
Actual (-3.74% return)	$1,000.00	$962.60	$3.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.91
Class Y
Actual (-3.92% return)	$1,000.00	$960.80	$5.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.16

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.78% and 1.03% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2018 (unaudited) continued

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/18	06/30/18	01/01/18 – 06/30/18
Class X
Actual (-4.72% return)	$1,000.00	$952.80	$4.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual (-4.89% return)	$1,000.00	$951.10	$6.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.26

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.57% and 1.82% for Class X and Class Y shares, respectively.

Multi Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/18	06/30/18	01/01/18 – 06/30/18
Class X
Actual (22.47% return)	$1,000.00	$1,224.70	$3.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.97	$2.86
Class Y
Actual (22.33% return)	$1,000.00	$1,223.30	$4.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.73	$4.11

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.57% and 0.82% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.58% and 0.83% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (65.4%)
	Basic Materials (0.5%)
$125	EI du Pont de Nemours & Co.	2.20%		05/01/20	$123,243
	Communications (8.1%)
400	AT&T, Inc.	2.45		06/30/20	394,140
225	Baidu, Inc. (China)	3.25		08/06/18	225,161
200	CBS Corp.	2.30		08/15/19	198,211
150	Deutsche Telekom International Finance BV (Germany) (a)	2.225		01/17/20	147,928
125	Discovery Communications LLC	2.20		09/20/19	123,668
175	Discovery Communications LLC (a)	2.75		11/15/19	173,666
225	Orange SA (France)	2.75		02/06/19	224,880
175	Time Warner Cable LLC	6.75		07/01/18	175,000
230	Verizon Communications, Inc.	2.946		03/15/22	225,932
					1,888,586
	Consumer Discretionary (0.7%)
163	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	161,078
	Consumer, Cyclical (5.4%)
90	Alimentation Couche-Tard, Inc. (Canada) (a)	2.35		12/13/19	88,931
175	CVS Health Corp.	2.125		06/01/21	168,343
100	Delta Air Lines, Inc.	2.875		03/13/20	99,382
70	DR Horton, Inc.	2.55		12/01/20	68,646
200	Ford Motor Credit Co., LLC	2.681		01/09/20	198,197
125	General Motors Co., 3 Month USD LIBOR + 0.80%	3.163	(b)	08/07/20	125,455
50	Hyundai Capital America (a)	2.55		04/03/20	49,157
100	Hyundai Capital America (Korea, Republic of) (a)	2.60		03/19/20	98,411
175	Southwest Airlines Co.	2.75		11/06/19	174,423
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	196,822
					1,267,767
	Consumer, Non-Cyclical (15.0%)
24	Abbott Laboratories	2.35		11/22/19	23,868
175	AbbVie, Inc.	2.50		05/14/20	172,969
280	Allergan Funding SCS	3.00		03/12/20	278,787
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65		02/01/21	197,365
150	BAT International Finance PLC (United Kingdom) (a)	2.75		06/15/20	148,434
175	Baxalta, Inc.	2.875		06/23/20	173,090
200	Bayer US Finance LLC (a)	2.375		10/08/19	198,357
100	Becton Dickinson and Co.	2.675		12/15/19	99,285

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$175	Biogen, Inc.	2.90%	09/15/20	$174,331
50	Cardinal Health, Inc.	1.948	06/14/19	49,596
175	Celgene Corp.	2.875	08/15/20	173,748
200	Danone SA (France) (a)	1.691	10/30/19	196,646
175	EMD Finance LLC (Germany) (a)	2.40	03/19/20	172,637
175	Gilead Sciences, Inc.	2.55	09/01/20	172,951
75	JM Smucker Co. (The)	2.50	03/15/20	74,244
150	Kroger Co. (The)	2.30	01/15/19	149,517
50	Mead Johnson Nutrition Co.	3.00	11/15/20	49,770
175	Medtronic, Inc.	2.50	03/15/20	173,829
150	Molson Coors Brewing Co.	1.45	07/15/19	147,666
300	Synchrony Financial	3.00	08/15/19	299,445
250	Tyson Foods, Inc.	2.65	08/15/19	249,066
150	UnitedHealth Group, Inc.	2.70	07/15/20	149,148
				3,524,749
	Energy (2.1%)
100	BP Capital Markets PLC (United Kingdom)	2.315	02/13/20	99,064
125	Enterprise Products Operating LLC	2.55	10/15/19	124,195
200	Kinder Morgan, Inc.	3.05	12/01/19	199,450
60	Schlumberger Finance Canada Ltd. (Canada) (a)	2.20	11/20/20	58,550
				481,259
	Finance (24.2%)
150	Air Lease Corp.	2.125	01/15/20	147,283
280	Bank of America Corp., MTN	2.625	10/19/20	276,648
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	259,067
275	BPCE SA, MTN (France)	2.25	01/27/20	270,742
130	Capital One Financial Corp.	2.40	10/30/20	126,871
200	Danske Bank A/S (Denmark) (a)	1.65	09/06/19	196,966
225	DBS Group Holdings Ltd. (Singapore) (a)	2.246	07/16/19	223,369
100	Deutsche Bank AG (Germany)	2.70	07/13/20	97,302
100	Digital Realty Trust LP	2.75	02/01/23	95,351
200	DNB Bank ASA (Norway) (a)	2.125	10/02/20	195,102
175	ERP Operating LP	2.375	07/01/19	173,996
175	Goldman Sachs Group, Inc. (The)	2.35	11/15/21	168,431
125	Goldman Sachs Group, Inc. (The)	2.625	04/25/21	122,323
220	HSBC USA, Inc.	2.25	06/23/19	218,500
100	Jackson National Life Global Funding (a)	1.875	10/15/18	99,833
100	Jackson National Life Global Funding (a)	2.20	01/30/20	98,654
50	JPMorgan Chase & Co., MTN	2.295	08/15/21	48,327
250	JPMorgan Chase Bank NA	2.604	02/01/21	247,848
200	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	199,693
200	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21	197,392

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$201	Macquarie Bank Ltd. (Australia) (a)	2.60%	06/24/19	$200,415
150	Metropolitan Life Global Funding I (See Note 8) (a)	2.05	06/12/20	147,010
175	Metropolitan Life Global Funding I (See Note 8) (a)	2.00	04/14/20	171,413
250	National Bank of Canada (Canada)	2.15	06/12/20	244,867
250	Principal Life Global Funding II (a)	2.15	01/10/20	246,656
150	Protective Life Global Funding (a)	1.722	04/15/19	148,672
150	Protective Life Global Funding (a)	2.70	11/25/20	148,043
109	Santander Holdings USA, Inc.	2.70	05/24/19	108,695
250	Skandinaviska Enskilda Banken AB (Sweden)	2.30	03/11/20	246,537
90	Suncorp-Metway Ltd. (Australia) (a)	2.375	11/09/20	87,877
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	2.70	09/17/19	199,206
250	Wells Fargo & Co.	2.60	07/22/20	246,899
				5,659,988
	Industrials (2.9%)
50	Harris Corp.	2.70	04/27/20	49,579
75	Lockheed Martin Corp.	2.50	11/23/20	74,063
125	Northrop Grumman Corp.	2.55	10/15/22	120,524
150	Rockwell Collins, Inc.	1.95	07/15/19	148,577
50	Ryder System, Inc., MTN	2.65	03/02/20	49,603
250	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.15	05/27/20	245,911
				688,257
	Technology (1.5%)
125	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.20	01/15/21	121,120
100	Hewlett Packard Enterprise Co. (a)	2.10	10/04/19	98,772
125	Lam Research Corp.	2.80	06/15/21	122,954
				342,846
	Utilities (5.0%)
50	Berkshire Hathaway Energy Co.	2.375	01/15/21	48,970
275	Dominion Energy Gas Holdings LLC	2.50	12/15/19	272,555
75	DTE Energy Co.	1.50	10/01/19	73,563
100	Duke Energy Corp.	1.80	09/01/21	95,793
70	Eversource Energy	2.50	03/15/21	68,615
200	Origin Energy Finance Ltd. (Australia) (a)	3.50	10/09/18	200,119
175	Sempra Energy	2.40	03/15/20	172,642
250	Southern Co. (The)	2.15	09/01/19	247,888
				1,180,145
	Total Corporate Bonds (Cost $15,489,145)			15,317,918

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (25.1%)
$105	Ally Auto Receivables Trust	1.75%		12/15/21	$103,603
100	AMSR Trust, 1 Month USD LIBOR + 1.40% (a)	3.485	(b)	11/17/33	100,347
89	Bayview Koitere Fund Trust (a)	3.623		03/28/33	89,485
	Bayview Opportunity Master Fund IIIa Trust
32	(a)	3.105		09/28/32	31,479
65	(a)	3.352		11/28/32	65,291
80	Bayview Opportunity Master Fund IVb Trust (a)	3.50	(b)	01/28/55	79,825
93	Bayview Opportunity Master Fund Trust (a)	3.82		04/28/33	92,704
	CLUB Credit Trust
49	(a)	2.42		09/15/23	48,510
100	(a)	3.67		05/15/24	99,843
100	Consumer Loan Underlying Bond Credit Trust (a)	3.50		01/16/24	99,919
250	Evergreen Credit Card Trust (Canada) (a)	2.95		03/15/23	249,292
100	Finance of America Structured Securities Trust (a)	3.624	(b)	11/25/27	99,534
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	379,313
78	Foundation Finance Trust (a)	3.30		07/15/33	76,958
32	GCAT LLC (a)	3.352		04/25/47	32,320
135	Golden Credit Card Trust (Canada) (a)	1.98		04/15/22	132,488
105	Hyundai Auto Receivables Trust	1.77		01/18/22	103,319
206	Invitation Homes Trust, 1 Month USD LIBOR + 2.75% (a)	4.823	(b)	08/17/32	206,567
100	Mariner Finance Issuance Trust (a)	3.62		02/20/29	100,441
28	Marlette Funding Trust (a)	2.827		03/15/24	28,224
93	MFA Trust (a)	3.352		11/25/47	92,556
	Nationstar HECM Loan Trust
100	(a)	2.815	(b)	09/25/27	98,844
100	(a)	2.942		05/25/27	99,217
86	New Residential Mortgage Loan Trust (a)	4.00	(b)	08/27/57	86,526
50	Nissan Auto Lease Trust	1.91		04/15/20	49,596
115	Nissan Auto Receivables Owner Trust	1.75		10/15/21	113,201
98	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	3.16	(b)	07/25/25	98,010
	NRZ Excess Spread-Collateralized Notes
89	(a)	4.374		01/25/23	88,033
91	(a)	4.593		02/25/23	90,375
93	Oak Hill Advisors Residential Loan Trust (a)	3.00		07/25/57	92,003
	Ocwen Master Advance Receivables Trust
100	(a)	2.499		09/15/48	99,886
100	(a)	2.722		08/16/49	99,594
26	Option One Mortgage Loan Trust Asset-Backed Certificates, 1 Month USD LIBOR + 0.50%	2.584	(b)	08/20/30	25,817

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$25	OSCAR US Funding Trust VII LLC (Japan) (a)	2.13%		11/10/20	$24,873
19	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	3.258	(b)	07/01/24	19,489
	PFS Financing Corp.
100	(a)	2.57		07/15/22	98,267
100	(a)	2.74		10/17/22	97,983
100	(a)	2.89		02/15/23	99,177
100	(a)	3.19		04/17/23	99,814
	Prosper Marketplace Issuance Trust
100	(a)	3.36		11/15/23	99,471
100	(a)	3.90		06/17/24	100,066
97	PRPM LLC (a)	3.75	(b)	04/25/23	96,782
89	RCO Mortgage LLC (a)	3.375		08/25/22	88,953
63	Skopos Auto Receivables Trust (a)	5.43		12/15/23	62,823
	Sofi Consumer Loan Program Trust
100	(a)	3.14		02/25/27	99,373
100	(a)	3.35		04/26/27	100,249
100	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes (a)	2.53		11/16/48	100,458
12	Stanwich Mortgage Loan Co., LLC (a)	3.598		03/16/22	11,544
47	Sunset Mortgage Loan Co., LLC (a)	3.50		06/15/47	46,851
74	TLF National Tax Lien Trust (a)	3.09		12/15/29	73,488
	Towd Point Mortgage Trust
81	(a)	2.691	(b)	02/25/57	81,381
75	(a)	2.75	(b)	04/25/57	73,577
60	U.S. Residential Opportunity Fund IV Trust (a)	3.352		11/27/37	60,273
100	Vantage Data Centers Issuer LLC (a)	4.072		02/16/43	99,811
	Verizon Owner Trust
110	(a)	1.68		05/20/21	108,888
105	(a)	2.06		09/20/21	103,834
15	VOLT LIV LLC (a)	3.50		02/25/47	14,950
52	VOLT LIX LLC (a)	3.25		05/25/47	52,180
67	VOLT LV LLC (a)	3.50		03/25/47	66,513
74	VOLT LVI LLC (a)	3.50		03/25/47	74,162
55	VOLT LX LLC (a)	3.25		06/25/47	55,050
52	VOLT LXI LLC (a)	3.125		06/25/47	51,808
79	VOLT LXII LLC (a)	3.125		09/25/47	78,926
80	VOLT LXIII LLC (a)	3.00		10/25/47	79,466
84	VOLT LXIV LLC (a)	3.375		10/25/47	83,448
100	VOLT LXV LLC (a)	3.75		04/25/48	99,892

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1	VOLT NPL X LLC (a)	4.75%		10/26/54	$1,336
17	VOLT XL LLC (a)	4.375		11/27/45	17,162
	Total Asset-Backed Securities (Cost $5,901,079)				5,875,438
	Mortgages - Other (4.3%)
50	CHL Mortgage Pass-Through Trust	5.50		05/25/34	51,496
85	CIM Trust (a)	3.00	(b)	04/25/57	84,119
231	Federal Home Loan Mortgage Corporation	2.641	(b)	04/25/30	230,673
	Federal National Mortgage Association
85	1 Month USD LIBOR + 1.30%	3.391	(b)	05/25/29 - 07/25/29	85,823
15	1 Month USD LIBOR + 2.20%	4.291	(b)	10/25/28	14,981
82	Galton Funding Mortgage Trust (a)	3.50	(b)	11/25/57	82,402
48	JP Morgan Mortgage Trust	4.414	(b)	07/25/35	48,490
92	Merrill Lynch Mortgage Investors Trust	3.575	(b)	12/25/34	92,450
216	New Residential Mortgage Loan Trust (a)	3.75	(b)	11/26/35 - 08/25/55	217,757
92	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.704	(b)	08/20/34	89,355
	Total Mortgages - Other (Cost $1,002,126)				997,546
	U.S. Treasury Security (2.1%)
525	U.S. Treasury Note (Cost $492,283)	1.375		06/30/23	491,798
	Commercial Mortgage-Backed Securities (0.7%)
100	Hudsons Bay Simon JV Trust, 1 Month USD LIBOR + 1.58% (a)	3.585	(b)	08/05/34	100,217
63	Velocity Commercial Capital Loan Trust, 1 Month USD LIBOR + 1.80%	3.891	(b)	10/25/46	64,359
	Total Commercial Mortgage-Backed Securities (Cost $163,491)				164,576
	Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
88	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	98,754
234	Government National Mortgage Association, IO PAC, 6.15% – 1 Month USD LIBOR	4.066	(b)	10/20/41	15,559
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $104,053)				114,313

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (0.3%)
	Federal National Mortgage Association, Conventional Pools:
$47		6.50%	01/01/32	$51,753
20		7.00	12/01/31 - 06/01/32	20,211
	Total Agency Fixed Rate Mortgages (Cost $69,847)			71,964
	Short-Term Investments (1.4%)
	U.S. Treasury Security (0.2%)
51	U.S. Treasury Bill (c)(d) (Cost $50,655)	2.022	11/01/18	50,660
NUMBER OF SHARES (000)
	Investment Company (1.2%)
	271Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $271,088)			271,088
	Total Short-Term Investments (Cost $321,743)			321,748
	Total Investments (Cost $23,543,767) (e)(f)		99.8%	23,355,301
	Other Assets in Excess of Liabilities		0.2	57,620
	Net Assets		100.0%	$23,412,921

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (c)  Rate shown is the yield to maturity at June 30, 2018.

  (d)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (e)  Securities are available for collateral in connection with open futures contracts.

  (f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $69,812 and the aggregate gross unrealized depreciation is $244,880, resulting in net unrealized depreciation of $175,068.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

FUTURES CONTRACTS:

The Fund had the following futures contracts open at June 30, 2018:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	36	Sep-18	3,600	$4,090,219	$14,531
U.S. Treasury 2 yr. Note	19	Sep-18	3,800	4,024,734	703
Short:
U.S. Treasury 10 yr. Ultra Long Bond	2	Sep-18	(200)	(256,469)	(1,836)
					$13,398

Currency Abbreviation:

USD  United States Dollar.

LONG TERM CREDIT ANALYSIS+

AAA	15.4%
AA	11.5
A	30.4
BBB	32.0
BB	0.0
B or Below	0.0
Not Rated	10.7
	100.0	%++

  +  The ratings shown are based on the Fund's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

  ++  Does not include open long/short futures contracts with a value of $8,371,422 and net unrealized appreciation of $13,398.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (98.1%)
	Basic Materials (4.0%)
$190	Eldorado Gold Corp. (Canada) (a)	6.125%	12/15/20	$183,825
225	Glencore Funding LLC (Switzerland) (a)	3.875	10/27/27	209,605
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	185,707
450	International Paper Co.	3.00	02/15/27	408,102
300	LyondellBasell Industries N.V.	4.625	02/26/55	278,516
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	462,315
470	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	470,587
150	Nucor Corp.	3.95	05/01/28	149,914
315	Southern Copper Corp. (Mexico)	7.50	07/27/35	385,572
425	Syngenta Finance N.V. (China) (a)	4.892	04/24/25	417,299
220	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	248,094
				3,399,536
	Communications (11.9%)
225	21st Century Fox America, Inc.	4.75	09/15/44	228,416
275	Alibaba Group Holding Ltd. (China)	2.80	06/06/23	264,964
300	Amazon.com, Inc.	4.25	08/22/57	297,210
200	AT&T, Inc.	4.25	03/01/27	196,094
151	AT&T, Inc.	4.50	03/09/48	130,672
350	AT&T, Inc. (a)	4.90	08/15/37	333,136
500	AT&T, Inc. (a)	5.15	02/15/50	467,689
220	Baidu, Inc. (China)	2.875	07/06/22	212,167
200	Baidu, Inc. (China)	3.25	08/06/18	200,143
150	Booking Holdings, Inc.	0.90	09/15/21	179,581
425	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	398,654
400	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	422,987
725	Comcast Corp.	3.15	02/15/28	670,877
350	Comcast Corp.	3.55	05/01/28	334,667
225	CSC Holdings LLC (a)	5.50	04/15/27	215,437
175	Ctrip.com International Ltd. (China)	1.25	09/15/22	180,035
150	Deutsche Telekom International Finance BV (Germany) (a)	3.60	01/19/27	141,704
350	Discovery Communications LLC	3.95	03/20/28	332,113
275	Finisar Corp.	0.50	12/15/36	250,291
900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25	02/21/23	869,121
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	03/20/25	198,960

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$175	Telefonica Emisiones SAU (Spain)	4.103%	03/08/27	$169,545
330	Telefonica Europe BV (Spain)	8.25	09/15/30	427,622
200	Telenor East Holding II AS, Series VIP (Norway)	0.25	09/20/19	193,308
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	355,181
350	Verizon Communications, Inc.	4.125	03/16/27	347,002
375	Verizon Communications, Inc.	4.272	01/15/36	346,975
540	Verizon Communications, Inc.	4.672	03/15/55	481,562
125	Viacom, Inc.	5.85	09/01/43	125,353
250	Viavi Solutions, Inc.	0.625	08/15/33	252,426
150	Vodafone Group PLC (United Kingdom)	4.375	05/30/28	148,512
200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	180,374
400	Warner Media LLC	3.80	02/15/27	378,432
225	Zillow Group, Inc.	2.00	12/01/21	286,156
				10,217,366
	Consumer Discretionary (0.8%)
670	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	664,447
	Consumer, Cyclical (7.5%)
275	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55	07/26/27	261,186
329	American Airlines Pass-Through Trust	4.00	01/15/27	329,230
526	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	12/20/25	540,357
250	CVS Health Corp.	4.30	03/25/28	247,088
525	CVS Health Corp.	4.78	03/25/38	518,007
325	Darden Restaurants, Inc.	3.85	05/01/27	314,830
25	Darden Restaurants, Inc.	4.55	02/15/48	23,309
475	Delta Air Lines, Inc.	3.625	03/15/22	470,042
250	Dollar General Corp.	3.25	04/15/23	245,927
450	Dollar Tree, Inc.	4.00	05/15/25	440,439
50	Dollar Tree, Inc.	4.20	05/15/28	48,360
175	Ford Motor Co.	4.75	01/15/43	151,769
300	Ford Motor Credit Co., LLC	3.096	05/04/23	286,016
300	General Motors Co.	6.60	04/01/36	325,553
125	Home Depot, Inc. (The)	4.875	02/15/44	137,329
175	Home Depot, Inc. (The)	5.875	12/16/36	212,767
225	Jaguar Land Rover Automotive PLC (United Kingdom) (a)	4.50	10/01/27	201,937
150	Kohl's Corp.	5.55	07/17/45	146,231
375	Macy's Retail Holdings, Inc.	2.875	02/15/23	353,124
228	United Airlines Pass-Through Trust, Class A	4.30	02/15/27	232,447
200	Walgreens Boots Alliance, Inc.	3.45	06/01/26	186,728

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$200	Walmart, Inc.	3.625%		12/15/47	$186,679
250	Wolverine World Wide, Inc. (a)	5.00		09/01/26	238,125
300	Wyndham Destinations, Inc.	4.15		04/01/24	296,625
					6,394,105
	Consumer, Non-Cyclical (9.9%)
175	Abbott Laboratories	4.90		11/30/46	189,130
175	AbbVie, Inc.	4.70		05/14/45	173,760
51	Allergan Funding SCS	4.75		03/15/45	49,276
272	Amgen, Inc.	4.663		06/15/51	270,075
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	619,360
300	Ashtead Capital, Inc. (United Kingdom) (a)	4.125		08/15/25	281,250
50	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	62,068
300	Bayer US Finance II LLC (Germany) (a)	4.375		12/15/28	301,196
175	Becton Dickinson and Co.	4.685		12/15/44	170,256
175	Biogen, Inc.	5.20		09/15/45	186,399
175	Celgene Corp.	4.55		02/20/48	160,430
250	Cencosud SA (Chile) (a)	6.625		02/12/45	252,364
175	Cigna Corp.	3.875		10/15/47	149,475
312	EMD Finance LLC (Germany) (a)	3.25		03/19/25	298,776
100	Express Scripts Holding Co.	4.50		02/25/26	99,434
150	Express Scripts Holding Co.	4.80		07/15/46	143,175
225	Gilead Sciences, Inc.	4.80		04/01/44	235,032
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875		06/27/24	269,647
250	Humana, Inc.	3.95		03/15/27	246,291
166	Illumina, Inc.	0.00	(b)	06/15/19	196,289
300	Kraft Heinz Foods Co.	4.375		06/01/46	260,512
175	Kroger Co. (The)	4.45		02/01/47	159,783
200	Maple Escrow Subsidiary, Inc. (a)	4.597		05/25/28	201,129
125	Maple Escrow Subsidiary, Inc. (a)	5.085		05/25/48	126,512
200	Medtronic, Inc.	4.625		03/15/45	212,506
325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	347,041
350	Pfizer, Inc.	3.00		12/15/26	337,915
200	Philip Morris International, Inc.	4.50		03/20/42	196,353
400	Reckitt Benckiser Treasury Services PLC (United Kingdom) (a)	2.375		06/24/22	382,648
75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.80		07/21/23	64,855
325	Teva Pharmaceutical Finance Netherlands III BV (Israel)	6.75		03/01/28	331,823
325	Thermo Fisher Scientific, Inc.	2.95		09/19/26	300,780
175	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375		03/22/27	161,800

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125%	02/02/26	$297,121
700	UnitedHealth Group, Inc.	3.75	07/15/25	700,761
				8,435,222
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	202,500
	Energy (9.0%)
450	Andeavor	4.75	12/15/23	467,518
175	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.20	12/01/47	169,418
400	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	397,508
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	220,069
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	478,280
300	Buckeye Partners LP	4.125	12/01/27	272,943
300	Cenovus Energy, Inc. (Canada)	4.25	04/15/27	289,480
525	Cimarex Energy Co.	3.90	05/15/27	505,041
275	Columbia Pipeline Group, Inc.	4.50	06/01/25	274,773
375	Concho Resources, Inc.	3.75	10/01/27	361,425
125	Concho Resources, Inc. (c)	4.85	08/15/48	127,029
325	ConocoPhillips Co.	4.95	03/15/26	350,826
475	Enable Midstream Partners LP	3.90	05/15/24	455,283
175	Energy Transfer Equity LP	5.50	06/01/27	175,437
50	Energy Transfer Partners LP	5.15	03/15/45	44,719
300	Energy Transfer Partners LP	5.30	04/15/47	275,994
175	Enterprise Products Operating LLC	5.95	02/01/41	197,909
250	Exxon Mobil Corp.	4.114	03/01/46	255,087
250	Halliburton Co.	5.00	11/15/45	267,367
200	Kinder Morgan, Inc.	5.55	06/01/45	202,024
325	MPLX LP	4.00	02/15/25	318,207
25	MPLX LP	4.875	06/01/25	25,741
150	MPLX LP	5.20	03/01/47	149,596
100	Noble Energy, Inc.	5.05	11/15/44	100,299
200	Patterson-UTI Energy, Inc. (a)	3.95	02/01/28	187,432
100	Phillips 66 Partners LP	4.68	02/15/45	94,085
175	Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	171,600
200	Rockies Express Pipeline LLC (a)	6.875	04/15/40	229,000
225	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50	01/15/28	221,625
450	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	433,088
				7,718,803
	Finance (37.0%)
390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00	06/15/21	398,084
600	ABN Amro Bank N.V. (Netherlands) (a)	4.75	07/28/25	597,732

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50%	05/26/22	$146,854
350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	348,509
225	Air Lease Corp.	2.625	07/01/22	215,803
250	Air Lease Corp.	3.375	06/01/21	248,827
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	265,958
300	American International Group, Inc.	4.50	07/16/44	280,408
275	Assurant, Inc.	4.20	09/27/23	275,147
250	Bank of America Corp.	3.97	03/05/29	246,352
625	Bank of America Corp.	4.244	04/24/38	608,273
205	Bank of America Corp.	7.75	05/14/38	278,405
625	Bank of America Corp., MTN	4.25	10/22/26	618,243
400	Boston Properties LP	3.65	02/01/26	386,431
625	BPCE SA (France) (a)	5.15	07/21/24	634,513
450	Brighthouse Financial, Inc., Series WI	3.70	06/22/27	400,414
450	Brixmor Operating Partnership LP	4.125	06/15/26	436,286
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	394,359
275	Capital One Financial Corp.	3.30	10/30/24	261,569
625	Capital One Financial Corp.	3.75	03/09/27	591,852
850	Citigroup, Inc.	4.45	09/29/27	837,027
350	Citigroup, Inc.	8.125	07/15/39	493,766
575	Citizens Bank NA	2.25	10/30/20	560,764
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	227,894
400	Compass Bank	3.50	06/11/21	399,877
575	Credit Agricole SA (France) (a)	3.75	04/24/23	563,968
250	Credit Agricole SA (France) (a)	4.125	01/10/27	242,295
250	Credit Suisse Group AG (Switzerland) (a)	3.574	01/09/23	245,135
625	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55	04/17/26	625,967
400	Crown Castle International Corp.	3.80	02/15/28	375,677
150	CubeSmart LP	3.125	09/01/26	138,202
450	Deutsche Bank AG (Germany)	2.70	07/13/20	437,860
225	Deutsche Bank AG (Germany)	3.15	01/22/21	217,881
325	Digital Realty Trust LP	3.70	08/15/27	309,445
425	Discover Bank	7.00	04/15/20	449,003
715	Discover Financial Services	3.85	11/21/22	712,648
300	Discover Financial Services	3.95	11/06/24	293,160
175	Extra Space Storage LP (a)	3.125	10/01/35	203,618
450	Five Corners Funding Trust (a)	4.419	11/15/23	463,563
500	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	485,258

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$375	Goldman Sachs Group, Inc. (The)	6.25%	02/01/41	$438,680
525	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	624,163
300	Goldman Sachs Group, Inc. (The), MTN	4.80	07/08/44	298,313
150	Great-West Lifeco Finance 2018 LP (Canada) (a)	4.581	05/17/48	152,195
250	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	244,402
400	Healthcare Trust of America Holdings LP	3.70	04/15/23	393,653
375	High Street Funding Trust I (a)	4.111	02/15/28	368,861
525	HSBC Holdings PLC (United Kingdom)	3.90	05/25/26	513,878
425	HSBC Holdings PLC (United Kingdom)	3.95	05/18/24	423,758
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	246,175
400	ING Bank N.V. (Netherlands) (a)	5.80	09/25/23	424,331
200	ING Groep N.V. (Netherlands)	6.00	04/16/20(d)	199,540
250	iStar, Inc.	5.25	09/15/22	242,656
650	JPMorgan Chase & Co.	3.782	02/01/28	634,864
200	JPMorgan Chase & Co.	3.897	01/23/49	180,029
480	JPMorgan Chase & Co.	4.95	06/01/45	489,626
575	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	574,118
275	Lincoln National Corp.	7.00	06/15/40	346,476
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	254,217
400	Lloyds Banking Group PLC (United Kingdom)	3.75	01/11/27	378,779
250	Lloyds Banking Group PLC (United Kingdom)	4.375	03/22/28	247,113
450	Macquarie Group Ltd. (Australia) (a)	4.15	03/27/24	448,348
125	Massachusetts Mutual Life Insurance Co. (a)	4.50	04/15/65	117,417
250	MetLife, Inc. (See Note 8)	5.70	06/15/35	285,654
250	MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	239,375
300	Nationwide Building Society (United Kingdom) (a)	4.302	03/08/29	289,410
275	Northern Trust Corp.	3.375	05/08/32	258,632
275	PNC Bank NA	3.10	10/25/27	260,604
150	Prologis LP	3.875	09/15/28	150,406
575	Realty Income Corp.	3.25	10/15/22	566,633
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	559,216
750	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	729,269
325	Santander UK PLC (United Kingdom) (a)	5.00	11/07/23	330,872
125	Spirit Realty Capital, Inc.	3.75	05/15/21	125,709
275	Synchrony Financial	3.70	08/04/26	253,064
125	TD Ameritrade Holding Corp.	3.30	04/01/27	119,409
350	TD Ameritrade Holding Corp.	3.625	04/01/25	346,623
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491	05/23/23	513,590
250	Visa, Inc.	4.30	12/14/45	260,401

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25%		10/05/20	$324,458
1,800	Wells Fargo & Co.	3.00		10/23/26	1,663,806
250	Wells Fargo & Co., MTN	4.10		06/03/26	245,221
					31,680,971
	Industrials (3.4%)
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	390,684
200	CSX Corp.	2.60		11/01/26	180,849
165	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	170,924
225	General Electric Co., Series D	5.00		01/21/21(d)	221,906
200	Harris Corp.	4.854		04/27/35	204,669
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/23	533,856
225	Lockheed Martin Corp.	3.55		01/15/26	221,487
425	Nvent Finance Sarl (Luxembourg) (a)	3.95		04/15/23	421,060
250	Trimble, Inc.	4.90		06/15/28	250,043
125	Tyco Electronics Group SA (Switzerland)	3.125		08/15/27	116,833
165	Union Pacific Corp.	3.95		09/10/28	166,126
					2,878,437
	Technology (4.2%)
175	Akamai Technologies, Inc.	0.00	(b)	02/15/19	175,682
425	Apple, Inc.	2.45		08/04/26	390,505
225	Apple, Inc.	3.00		06/20/27	214,110
400	Apple, Inc.	3.85		08/04/46	378,227
200	Dell International LLC/EMC Corp. (a)	8.10		07/15/36	235,417
250	Electronics For Imaging, Inc.	0.75		09/01/19	247,494
275	Intel Corp.	2.60		05/19/26	256,693
650	Microsoft Corp.	4.45		11/03/45	701,483
250	Nuance Communications, Inc.	1.00		12/15/35	224,999
200	Oracle Corp.	3.80		11/15/37	189,563
350	Oracle Corp.	4.00		11/15/47	330,276
250	Verint Systems, Inc.	1.50		06/01/21	246,611
					3,591,060
	Utilities (10.2%)
250	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375		06/22/26	247,165
400	Alabama Power Co.	3.75		03/01/45	373,330
475	Appalachian Power Co.	3.40		06/01/25	468,344
175	Black Hills Corp.	3.15		01/15/27	161,976
250	Boston Gas Co. (a)	4.487		02/15/42	258,096
495	CMS Energy Corp.	5.05		03/15/22	519,444
280	CMS Energy Corp.	6.25		02/01/20	292,819

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$275	Duke Energy Carolinas LLC	3.75%	06/01/45	$258,767
275	Duke Energy Corp.	2.65	09/01/26	248,131
550	EDP Finance BV (Portugal) (a)	3.625	07/15/24	527,853
125	Enel Chile SA (Chile)	4.875	06/12/28	126,075
225	Enel Finance International N.V. (Italy) (a)	6.00	10/07/39	250,833
210	Enel SpA (Italy) (a)	8.75	09/24/73	234,412
300	Entergy Arkansas, Inc.	3.50	04/01/26	296,252
150	Entergy Louisiana LLC	3.05	06/01/31	138,138
700	Exelon Generation Co., LLC	4.00	10/01/20	709,925
300	Fortis, Inc., Series WI (Canada)	2.10	10/04/21	286,494
275	Mid-Atlantic Interstate Transmission LLC (a)	4.10	05/15/28	275,515
250	Mississippi Power Co.	3.95	03/30/28	248,043
450	NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	433,361
325	Origin Energy Finance Ltd. (Australia) (a)	3.50	10/09/18	325,194
200	Pacific Gas & Electric Co.	3.95	12/01/47	171,787
250	South Carolina Electric & Gas Co.	4.50	06/01/64	228,742
525	Trans-Allegheny Interstate Line Co. (a)	3.85	06/01/25	524,081
396	TransAlta Corp. (Canada)	4.50	11/15/22	396,000
475	Virginia Electric & Power Co., Series B	4.20	05/15/45	468,931
250	Xcel Energy, Inc.	3.30	06/01/25	242,228
				8,711,936
	Total Corporate Bonds (Cost $85,360,493)			83,894,383
	Short-Term Investments (1.2%)
	U.S. Treasury Security (1.0%)
889	U.S. Treasury Bill (e)(f) (Cost $882,986)	2.022	11/01/18	883,080
NUMBER OF SHARES (000)
	Investment Company (0.2%)
	163Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $162,838)			162,838
	Total Short-Term Investments (Cost $1,045,824)			1,045,918
	Total Investments (Cost $86,406,317) (g)(h)		99.3%	84,940,301
	Other Assets in Excess of Liabilities		0.7	613,256
	Net Assets		100.0%	$85,553,557

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

  MTN  Medium Term Note.

  PJSC  Public Joint Stock Company.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Capital appreciation bond.

  (c)  When-issued security.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

  (e)  Rate shown is the yield to maturity at June 30, 2018.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (g)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open futures contracts and swap agreements.

  (h)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,432,887 and the aggregate gross unrealized depreciation is $2,582,356, resulting in net unrealized depreciation of $1,149,469.

FUTURES CONTRACTS:

The Fund had the following futures contracts open at June 30, 2018:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	85	Sep-18	17,000	$18,005,391	$10,172
U.S. Treasury Ultra Bond	14	Sep-18	1,400	2,233,875	51,562
U.S. Treasury 30 yr. Bond	15	Sep-18	1,500	2,175,000	41,250
Short:
U.S. Treasury 5 yr. Note	21	Sep-18	(2,100)	(2,385,961)	(8,623)
U.S. Treasury 10 yr. Note	21	Sep-18	(2,100)	(2,523,938)	(19,500)
U.S. Treasury 10 yr. Ultra Long Bond	43	Sep-18	(4,300)	(5,514,078)	(67,483)
					$7,378

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

CREDIT DEFAULT SWAP AGREEMENT:

The Fund had the following credit default swap agreement open at June 30, 2018:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED APPRECIATION
Morgan Stanley & Co., LLC* CDX.NA.HY.30	NR	Buy	5.00%	Quarterly	6/20/23	$1,250	$(73,686)	$(79,448)	$5,762

INTEREST RATE SWAP AGREEMENTS:

The Fund had the following interest rate swap agreements open at June 30, 2018:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi-Annual/ Quarterly	12/21/26	$5,897	$186,092	$—	$186,092
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	1,375	117,315	—	117,315
							$303,407	$—	$303,407

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  NR  Not rated.

  LIBOR  London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

LONG TERM CREDIT ANALYSIS+

AAA	2.2%
AA	6.6
A	45.3
BBB	40.6
BB	2.8
B or Below	0.5
Not Rated	2.0
	100.0	%++

  +  The ratings shown are based on the Fund's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

  ++  Does not include open long/short futures contracts with a value of $32,838,243 and net unrealized appreciation of $7,378. Does not include open swap agreements with total unrealized appreciation of $309,169.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2018 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%) Denmark (2.2%)
	Pharmaceuticals
13,590	Novo Nordisk A/S, Series B	$630,513
	France (14.5%)
	Aerospace & Defense
7,350	Airbus SE	860,565
	Banks
11,373	BNP Paribas SA	706,437
	Electrical Equipment
9,035	Schneider Electric SE	753,557
	Health Care Equipment & Supplies
3,945	Essilor International Cie Generale d'Optique SA	556,983
	Hotels, Restaurants & Leisure
11,532	Accor SA	565,886
	Insurance
26,269	AXA SA	644,676
	Total France	4,088,104
	Germany (17.3%)
	Auto Components
2,419	Continental AG	552,411
	Chemicals
2,155	Linde AG	514,395
6,785	Symrise AG	595,056
		1,109,451
	Health Care Providers & Services
9,121	Fresenius SE & Co., KGaA	732,823
	Industrial Conglomerates
5,192	Siemens AG (Registered)	686,478
	Pharmaceuticals
7,309	Bayer AG (Registered)	805,320
	Software
8,534	SAP SE	986,136
	Total Germany	4,872,619
NUMBER OF SHARES		VALUE
	Ireland (2.2%)
	Construction Materials
17,679	CRH PLC	$626,592
	Italy (1.1%)
	Capital Markets
19,739	Azimut Holding SpA (a)	305,544
	Netherlands (11.8%)
	Banks
40,648	ING Groep N.V.	585,195
	Food & Staples Retailing
23,448	Koninklijke Ahold Delhaize N.V.	561,480
	Personal Products
14,074	Unilever N.V. CVA	785,376
	Professional Services
24,520	RELX N.V.	523,008
	Semiconductors & Semiconductor Equipment
4,386	ASML Holding N.V.	869,198
	Total Netherlands	3,324,257
	Spain (3.8%)
	Electrical Equipment
25,616	Siemens Gamesa Renewable Energy SA (a)	344,165
	Information Technology Services
9,040	Amadeus IT Group SA	713,647
	Total Spain	1,057,812
	Sweden (2.0%)
	Machinery
34,430	Volvo AB, Class B	550,465
	Switzerland (16.4%)
	Capital Markets
43,043	UBS Group AG (Registered) (b)	666,095
	Chemicals
4,080	Sika AG (Registered)	566,083
	Food Products
15,384	Nestle SA (Registered)	1,194,618

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

NUMBER OF SHARES		VALUE
	Insurance
2,369	Zurich Insurance Group AG (b)	$703,547
	Pharmaceuticals
12,614	Novartis AG (Registered)	958,883
	Textiles, Apparel & Luxury Goods
6,307	Cie Financiere Richemont SA (Registered)	535,742
	Total Switzerland	4,624,968
	United Kingdom (27.7%)
	Banks
896,999	Lloyds Banking Group PLC	746,395
	Diversified Telecommunication Services
154,897	BT Group PLC	445,239
	Equity Real Estate Investment Trusts (REITs)
34,429	Great Portland Estates PLC REIT	324,607
	Hotels, Restaurants & Leisure
29,157	Compass Group PLC	622,798
	Household Products
8,997	Reckitt Benckiser Group PLC	740,806
	Insurance
32,605	Prudential PLC	746,363
	Media
232,972	ITV PLC	534,989
	Oil, Gas & Consumable Fuels
140,756	BP PLC	1,074,266
31,121	Royal Dutch Shell PLC, Class A	1,079,782
		2,154,048
	Tobacco
18,208	British American Tobacco PLC	920,350
15,851	Imperial Brands PLC	590,344
		1,510,694
	Total United Kingdom	7,825,939
	Total Common Stocks (Cost $21,010,553)	27,906,813
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (1.7%) Securities held as Collateral on Loaned Securities (1.2%)
	Investment Company (1.0%)
279	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 8)	$279,143
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.2%)
$16	Barclays Capital, Inc. (2.10%, dated 06/29/18, due 07/02/18; proceeds $15,984; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 03/31/22 - 02/15/46; valued at $16,301)	15,981
23	HSBC Securities USA, Inc. (2.10%, dated 06/29/18, due 07/02/18; proceeds $23,444; fully collateralized by U.S. Government obligations; 0.00% due 05/15/19 - 02/15/23; valued at $23,910)	23,439
21	Merrill Lynch & Co., Inc. (2.12%, dated 06/29/18, due 07/02/18; proceeds $21,312; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 08/01/32 - 12/01/44; valued at $21,735)	21,309
		60,729
	Total Securities held as Collateral on Loaned Securities (Cost $339,872)	339,872

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (0.5%)
153	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 8) (Cost $152,787)	$152,787
	Total Short-Term Investments (Cost $492,659)	492,659
Total Investments (Cost $21,503,212) (c)	100.7%	28,399,472
Liabilities in Excess of Other Assets	(0.7)	(194,016)
Net Assets	100.0%	$28,205,456

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

  (a)  All or a portion of this security was on loan at June 30, 2018.

  (b)  Non-income producing security.

  (c)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,658,138 and the aggregate gross unrealized depreciation is $761,878, resulting in net unrealized appreciation of $6,896,260.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$2,394,716		8.5%
Oil, Gas & Consumable Fuels	2,154,048		7.7
Insurance	2,094,586		7.5
Banks	2,038,027		7.3
Chemicals	1,675,534		6.0
Tobacco	1,510,694		5.4
Food Products	1,194,618		4.3
Hotels, Restaurants & Leisure	1,188,684		4.2
Electrical Equipment	1,097,722		3.9
Software	986,136		3.5
Capital Markets	971,639		3.5
Semiconductors & Semiconductor Equipment	869,198		3.1
Aerospace & Defense	860,565		3.1
Personal Products	785,376		2.8
Household Products	740,806		2.6
Health Care Providers & Services	732,823		2.6
Information Technology Services	713,647		2.5
Industrial Conglomerates	686,478		2.4
Construction Materials	626,592		2.2
Food & Staples Retailing	561,480		2.0
Health Care Equipment & Supplies	556,983		2.0
Auto Components	552,411		2.0
Machinery	550,465		2.0
Textiles, Apparel & Luxury Goods	535,742		1.9
Media	534,989		1.9
Professional Services	523,008		1.9
Diversified Telecommunication Services	445,239		1.6
Equity Real Estate Investment Trusts (REITs)	324,607		1.1
Investment Company	152,787		0.5
	$28,059,600	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2018 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.2%)
	Biotechnology (1.4%)
18,908	Alnylam Pharmaceuticals, Inc. (a)	$1,862,249
2,741	Bluebird Bio, Inc. (a)	430,200
16,646	Editas Medicine, Inc. (a)	596,426
22,768	Intellia Therapeutics, Inc. (a)	622,933
37,232	Intrexon Corp. (a)(b)	519,014
		4,030,822
	Health Care Equipment & Supplies (2.5%)
77,567	DexCom, Inc. (a)	7,367,314
	Health Care Providers & Services (4.8%)
186,154	HealthEquity, Inc. (a)	13,980,165
	Health Care Technology (9.3%)
86,580	athenahealth, Inc. (a)	13,778,341
176,895	Veeva Systems, Inc., Class A (a)	13,596,150
		27,374,491
	Hotels, Restaurants & Leisure (10.2%)
260,830	Shake Shack, Inc., Class A (a)	17,261,730
259,731	Starbucks Corp.	12,687,859
		29,949,589
	Internet & Direct Marketing Retail (12.7%)
15,837	Amazon.com, Inc. (a)	26,919,732
218,924	Overstock.com, Inc. (a)(b)	7,366,793
54,248	TripAdvisor, Inc. (a)	3,022,156
		37,308,681
	Internet Software & Services (24.2%)
12,825	Alibaba Group Holding Ltd. ADR (a)	2,379,422
11,500	Alphabet, Inc., Class C (a)	12,829,975
229,678	Coupa Software, Inc. (a)	14,295,159
NUMBER OF SHARES		VALUE
52,176	Facebook, Inc., Class A (a)	$10,138,840
12,998	MercadoLibre, Inc.	3,885,492
25,467	Spotify Technology SA (a)	4,284,568
56,400	Tencent Holdings Ltd. (c)	2,830,927
367,744	Twitter, Inc. (a)	16,059,381
73,735	Zillow Group, Inc., Class C (a)	4,354,789
		71,058,553
	Life Sciences Tools & Services (4.9%)
51,120	Illumina, Inc. (a)	14,277,305
	Pharmaceuticals (0.1%)
5,935	Nektar Therapeutics (a)	289,806
	Road & Rail (4.9%)
101,772	Union Pacific Corp.	14,419,057
	Software (17.2%)
192,812	Activision Blizzard, Inc.	14,715,412
105,619	salesforce.com, Inc. (a)	14,406,432
53,747	ServiceNow, Inc. (a)	9,269,745
186,149	Snap, Inc., Class A (a)(b)	2,436,690
78,095	Workday, Inc., Class A (a)	9,458,866
		50,287,145
	Total Common Stocks (Cost $172,608,702)	270,342,928
	Preferred Stocks (4.5%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	511,758

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet & Direct Marketing Retail (2.2%)
42,717	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	$4,416,510
50,711	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	1,986,857
		6,403,367
	Life Sciences Tools & Services (2.0%)
627,809	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)	6,077,191
	Software (0.1%)
141,612	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	269,063
	Total Preferred Stocks (Cost $8,319,578)	13,261,379
NUMBER OF SHARES (000)
	Short-Term Investments (3.9%) Securities held as Collateral on Loaned Securities (1.3%)
	Investment Company (1.0%)
2,964	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 8)	2,964,001
PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.3%)
$170	Barclays Capital, Inc. (2.10%, dated 06/29/18, due 07/02/18; proceeds $169,724; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 03/31/22 - 02/15/46; valued at $173,090)	$169,695
249	HSBC Securities USA, Inc. (2.10%, dated 06/29/18, due 07/02/18; proceeds $248,929; fully collateralized by U.S. Government obligations; 0.00% due 05/15/19 - 02/15/23; valued at $253,880)	248,885
226	Merrill Lynch & Co., Inc. (2.12%, dated 06/29/18, due 07/02/18; proceeds $226,300; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 08/01/32 - 12/01/44; valued at $230,785)	226,260
		644,840
	Total Securities held as Collateral on Loaned Securities (Cost $3,608,841)	3,608,841

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (2.6%)
7,642	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 8) (Cost $7,641,542)	$7,641,542
	Total Short-Term Investments (Cost $11,250,383)	11,250,383
Total Investments Excluding Purchased Options (Cost $192,178,663)	100.6%	294,854,690
Total Purchased Options Outstanding (Cost $767,416)	0.1%	264,732
Total Investments (Cost $192,946,079) (g)	100.7%	295,119,422
Liabilities in Excess of Other Assets	(0.7)	(1,995,358)
Net Assets	100.0%	$293,124,064

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at June 30, 2018.

  (c)  Security trades on the Hong Kong exchange.

  (d)  At June 30, 2018, the Fund held fair valued securities valued at $13,261,379, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

  (e)  Illiquid security.

  (f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to $13,261,379 and represents 4.5% of net assets.

  (g)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $112,326,797 and the aggregate gross unrealized depreciation is $10,153,454, resulting in net unrealized appreciation of $102,173,343.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2018 (unaudited) continued

CALL OPTIONS PURCHASED:

The Fund had the following call options purchased open at June 30, 2018:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	62,531,078	62,531	$222,110	$271,385	$(49,275)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	61,605,189	61,605	40,167	255,046	(214,879)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	45,468,971	45,469	2,455	240,985	(238,530)
							$264,732	$767,416	$(502,684)

Currency Abbreviations:

CNH  Chinese Yuan Renminbi Offshore.

USD  United States Dollar.

SUMMARY OF INVESTMENTS

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$71,058,553		24.4%
Software	50,556,208		17.3
Internet & Direct Marketing Retail	43,712,048		15.0
Hotels, Restaurants & Leisure	29,949,589		10.3
Health Care Technology	27,374,491		9.4
Life Sciences Tools & Services	20,354,496		7.0
Road & Rail	14,419,057		4.9
Health Care Providers & Services	13,980,165		4.8
Investment Company	7,641,542		2.6
Health Care Equipment & Supplies	7,367,314		2.5
Biotechnology	4,030,822		1.4
Electronic Equipment, Instruments & Components	511,758		0.2
Pharmaceuticals	289,806		0.1
Purchased Options	264,732		0.1
	$291,510,581	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

(This page has been intentionally left blank.)

Morgan Stanley Variable Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2018 (unaudited)

	Limited Duration	Income Plus		European Equity		Multi Cap Growth
Assets:
Investments in securities, at value*	$22,765,790	$84,491,809		$27,967,542	(1)	$284,513,879	(1)
Investment in affiliate, at value**	589,511	448,492		431,930		10,605,543
Total investments in securities, at value	23,355,301	84,940,301		28,399,472		295,119,422
Cash	25,027	—		27,048	(2)	6,878
Receivable for:
Investments sold	—	—		265,452		3,182,847
Interest	124,166	879,853		—		—
Dividends	—	—		25,845		269,218
Foreign withholding taxes reclaimed	—	—		162,089		—
Securities lending income	—	—		1,530		17,979
Dividends from affiliate	1,497	1,621		242		9,022
Prepaid expenses and other assets	11,641	16,317		14,599		25,481
Total Assets	23,517,632	85,838,092		28,896,277		298,630,847
Liabilities:
Collateral on securities loaned, at value	—	—		340,520		3,615,719
Payable to bank	—	468		—		—
Due to broker	—	—		—		260,000
Payable for:
Investments purchased	—	125,303		272,912		1,363,998
Advisory fee	5,748	29,635		6,777		101,320
Shares of beneficial interest redeemed	29,850	9,179		6,617		42,795
Administration fee	1,547	5,661		1,879		19,625
Distribution fee (Class Y Shares)	3,842	8,891		1,155		12,545
Trustees' fees	1,018	3,811		1,219		9,854
Variation margin on open swap agreements	—	10,331		—		—
Variation margin on open futures contracts	1,436	3,833		—		—
Transfer agent fees	583	673		676		649
Deferred capital gain country tax	—	442		—		—
Accrued expenses and other payables	60,687	86,308		59,066		80,278
Total Liabilities	104,711	284,535		690,821		5,506,783
Net Assets	$23,412,921	$85,553,557		$28,205,456		$293,124,064
Composition of Net Assets:
Paid-in-capital	$23,208,192	$81,412,302		$23,132,554		$80,680,391
Net unrealized appreciation (depreciation)	(175,068)	(1,149,911	)(3)	6,892,477		102,173,328
Accumulated undistributed net investment income (net investment loss)	487,847	4,240,153		1,249,315		(76,809)
Accumulated net realized gain (loss)	(108,050)	1,051,013		(3,068,890)		110,347,154
Net Assets	$23,412,921	$85,553,557		$28,205,456		$293,124,064
* Cost	$22,948,452	$85,936,419		$21,071,282		$182,340,536
** Affiliated Cost	$595,315	$469,898		$431,930		$10,605,543
Class X Shares:
Net Assets	$4,861,538	$42,601,409		$22,668,416		$233,299,126
Shares Outstanding (unlimited shares authorized, $0.01 par value)	646,460	3,845,630		1,306,087		3,485,182
Net Asset Value Per Share	$7.52	$11.08		$17.36		$66.94
Class Y Shares:
Net Assets	$18,551,383	$42,952,148		$5,537,040		$59,824,938
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,472,666	3,890,205		320,015		927,161
Net Asset Value Per Share	$7.50	$11.04		$17.30		$64.52

(1)  Including securities loaned at value of $614,686 and $3,638,143 for European Equity and Multi Cap Growth, respectively.

(2)  Including foreign currency valued at $26,401 with a cost of $26,366.

(3)  Net of $442 of deferred capital gain country tax.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2018 (unaudited)

	Limited Duration	Income Plus		European Equity	Multi Cap Growth
Net Investment Income:
Income
Interest†	$328,034	$1,750,974		$—	$2,510
Dividends†	—	—		727,094	413,736
Income from securities loaned - net	—	—		8,716	349,263
Interest and dividends from affiliates (Note 8)	6,300	17,028		1,759	38,244
Total Income	334,334	1,768,002		737,569	803,753
†Net of foreign withholding taxes	—	562		82,758	—
Expenses
Advisory fee (Note 4)	36,426	188,049		130,353	581,449
Professional fees	69,897	79,674		68,746	73,907
Administration fee (Note 4)	9,713	35,819		11,987	110,752
Distribution fee (Class Y shares) (Note 5)	24,071	56,187		7,440	70,924
Custodian fees	5,470	11,917		9,559	8,662
Shareholder reports and notices	3,922	7,266		4,572	13,262
Trustees' fees and expenses	2,040	2,293		2,255	5,961
Transfer agent fees (Note 6)	1,580	1,656		1,673	1,706
Other	16,073	23,486		6,033	13,840
Total Expenses	169,192	406,347		242,618	880,463
Less: amounts waived (Note 4)	—	—		(85,348)	(20,429)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(353)	(478)		(240)	(5,149)
Net Expenses	168,839	405,869		157,030	854,885
Net Investment Income (Loss)	165,495	1,362,133		580,539	(51,132)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	29,171	(484,139)		531,839	36,643,746
Investments in affiliates (Note 8)	—	(18,833)		—	—
Futures contracts	(138,474)	(50,560)		—	—
Swap agreements	—	(77,916)		—	—
Foreign currency translation	—	—		(7,941)	5,239
Net Realized Gain (Loss)	(109,303)	(631,448)		523,898	36,648,985
Change in Unrealized Appreciation (Depreciation) on:
Investments	(255,002)	(4,678,218	)(1)	(2,544,222)	19,445,882
Investments in affiliates (Note 8)	(4,258)	(41,796)		—	—
Futures contracts	40,148	(4,931)		—	—
Swap agreements	—	396,526		—	—
Foreign currency translation	—	—		(3,783)	(15)
Net Change in Unrealized Appreciation (Depreciation)	(219,112)	(4,328,419)		(2,548,005)	19,445,867
Net Gain (Loss)	(328,415)	(4,959,867)		(2,024,107)	56,094,852
Net Increase (Decrease)	$(162,920)	$(3,597,734)		$(1,443,568)	$56,043,720

(1)  Net of increase in deferred capital gain country tax of $442.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Limited Duration		Income Plus
	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$165,495	$324,846	$1,362,133	$2,934,924
Net realized gain (loss)	(109,303)	69,104	(631,448)	1,786,213
Net change in unrealized appreciation (depreciation)	(219,112)	(103,939)	(4,328,419)	1,726,026
Net Increase (Decrease)	(162,920)	290,011	(3,597,734)	6,447,163
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	(129,381)	—	(1,813,882)
Class Y shares	—	(421,670)	—	(1,638,937)
Net realized gain
Class X shares	—	—	—	—
Class Y shares	—	—	—	—
Total Dividends and Distributions	—	(551,051)	—	(3,452,819)
Net decrease from transactions in shares of beneficial interest	(1,906,623)	(2,303,280)	(7,185,728)	(12,791,774)
Net Increase (Decrease)	(2,069,543)	(2,564,320)	(10,783,462)	(9,797,430)
Net Assets:
Beginning of period	25,482,464	28,046,784	96,337,019	106,134,449
End of Period	$23,412,921	$25,482,464	$85,553,557	$96,337,019
Accumulated Undistributed Net Investment Income (Loss)	$487,847	$322,352	$4,240,153	$2,878,020

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$580,539	$662,178	$(51,132)	$(338,652)
Net realized gain (loss)	523,898	2,046,851	36,648,985	75,386,292
Net change in unrealized appreciation (depreciation)	(2,548,005)	3,656,944	19,445,867	18,567,535
Net Increase (Decrease)	(1,443,568)	6,365,973	56,043,720	93,615,175
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	(718,499)	—	—
Class Y shares	—	(164,465)	—	—
Net realized gain
Class X shares	—	—	—	(18,946,018)
Class Y shares	—	—	—	(5,111,591)
Total Dividends and Distributions	—	(882,964)	—	(24,057,609)
Net decrease from transactions in shares of beneficial interest	(1,943,898)	(3,180,689)	(20,991,803)	(14,623,249)
Net Increase (Decrease)	(3,387,466)	2,302,320	35,051,917	54,934,317
Net Assets:
Beginning of period	31,592,922	29,290,602	258,072,147	203,137,830
End of Period	$28,205,456	$31,592,922	$293,124,064	$258,072,147
Accumulated Undistributed Net Investment Income (Loss)	$1,249,315	$668,776	$(76,809)	$(25,677)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Limited Duration		Income Plus
	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	35,984	29,433	25,638	138,740
Reinvestment of dividends and distributions	—	17,114	—	161,521
Redeemed	(80,079)	(132,698)	(354,325)	(911,079)
Net Decrease - Class X	(44,095)	(86,151)	(328,687)	(610,818)
Amount
Sold	$270,456	$225,348	$288,192	$1,585,285
Reinvestment of dividends and distributions	—	129,381	—	1,813,882
Redeemed	(601,550)	(1,013,120)	(3,972,897)	(10,370,194)
Net Decrease - Class X	$(331,094)	$(658,391)	$(3,684,705)	$(6,971,027)
Class Y Shares
Shares
Sold	10,658	94,615	25,622	88,050
Reinvestment of dividends and distributions	—	55,776	—	146,073
Redeemed	(220,919)	(365,049)	(339,028)	(742,127)
Net Decrease - Class Y	(210,261)	(214,658)	(313,406)	(508,004)
Amount
Sold	$79,989	$720,915	$286,419	$1,002,066
Reinvestment of dividends and distributions	—	421,670	—	1,638,937
Redeemed	(1,655,518)	(2,787,474)	(3,787,442)	(8,461,750)
Net Decrease - Class Y	$(1,575,529)	$(1,644,889)	$(3,501,023)	$(5,820,747)

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017	For The Six Months Ended June 30, 2018	For The Year Ended December 31, 2017
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	9,505	23,412	8,529	31,273
Reinvestment of dividends and distributions	—	42,289	—	402,850
Redeemed	(85,971)	(222,206)	(272,645)	(628,195)
Net Decrease - Class X	(76,466)	(156,505)	(264,116)	(194,072)
Amount
Sold	$174,545	$410,010	$532,389	$1,653,658
Reinvestment of dividends and distributions	—	718,499	—	18,946,018
Redeemed	(1,541,427)	(3,794,144)	(16,751,102)	(31,050,768)
Net Decrease - Class X	$(1,366,882)	$(2,665,635)	$(16,218,713)	$(10,451,092)
Class Y Shares
Shares
Sold	1,642	4,933	5,424	5,919
Reinvestment of dividends and distributions	—	9,686	—	112,491
Redeemed	(33,568)	(44,911)	(85,698)	(198,634)
Net Decrease - Class Y	(31,926)	(30,292)	(80,274)	(80,224)
Amount
Sold	$28,855	$86,717	$311,804	$258,138
Reinvestment of dividends and distributions	—	164,465	—	5,111,591
Redeemed	(605,871)	(766,236)	(5,084,894)	(9,541,886)
Net Decrease - Class Y	$(577,016)	$(515,054)	$(4,773,090)	$(4,172,157)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance.

The Trust, organized on February 25, 1983 as a Massachusetts business trust, consists of four funds ("Funds") which commenced operations as follows:

FUND	COMMENCEMENT OF OPERATIONS	FUND	COMMENCEMENT OF OPERATIONS
Limited Duration	May 4, 1999	European Equity	March 1, 1991
Income Plus	March 1, 1987	Multi Cap Growth	March 9, 1984

Each Fund is classified as diversified. On June 5, 2000, the Trust commenced offering one additional class of shares (Class Y shares). Each Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Fund are as follows:

FUND	INVESTMENT OBJECTIVE
Limited Duration	Seeks to provide a high level of current income, consistent with the preservation of capital.
Income Plus

Seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

European Equity	Seeks to maximize the capital appreciation of its investments.
Multi Cap Growth

Seeks, as its primary objective, growth of capital through investments in common stocks of companies believed by the "Adviser" Morgan Stanley Investment Management Inc. to have potential for superior growth. As a secondary objective, the Fund seeks income but only when consistent with its primary objective.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (7) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (8) when market quotations are not readily available, including circumstances under which the Adviser or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — Certain Funds may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

F. Restricted Securities — Certain Funds may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

G. When-Issued/Delayed Delivery Securities — Certain Funds may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on a Fund.

H. Securities Lending — Certain Funds may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Fund's Statement of Operations.

A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS ASSET AMOUNTS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
European Equity	$614,686	(a)	$—	$(614,686	)(b)(c)	$0
Multi Cap Growth	3,638,143	(a)	—	(3,638,143	)(c)(d)	0

(a)  Represents market value of loaned securities at period end.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

(b)  The Fund received cash collateral of $340,520, of which $339,872 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of $648, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $298,676 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

(d)  The Fund received cash collateral of $3,615,719, of which $3,608,841 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of $6,878, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $55,371 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

Financial Accounting Standards Board (FASB) Accounting Standards CodificationTM (ASC) 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following tables display a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
FUND	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
European Equity
Securities Lending Transactions
Common Stocks	$340,520	$—	$—	$—	$340,520
Total Borrowings	$340,520	$—	$—	$—	$340,520
Gross amount of recognized liabilities for securities lending transactions					$340,520
	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
FUND	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Multi Cap Growth
Securities Lending Transactions
Common Stocks	$3,615,719	$—	$—	$—	$3,615,719
Total Borrowings	$3,615,719	$—	$—	$—	$3,615,719
Gross amount of recognized liabilities for securities lending transactions					$3,615,719

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

J. Expenses — Direct expenses are charged to the respective Fund and general Trust expenses are allocated on the basis of relative net assets or equally among the Funds.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

L. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$15,317,918	$—	$15,317,918
Asset-Backed Securities	—	5,875,438	—	5,875,438
Mortgages — Other	—	997,546	—	997,546
U.S. Treasury Security	—	491,798	—	491,798
Commercial Mortgage-Backed Securities	—	164,576	—	164,576
Collateralized Mortgage Obligations — Agency Collateral Series	—	114,313	—	114,313
Agency Fixed Rate Mortgages	—	71,964	—	71,964
Total Fixed Income Securities	—	23,033,553	—	23,033,553
Short-Term Investments
U.S. Treasury Security	—	50,660	—	50,660
Investment Company	271,088	—	—	271,088
Total Short-Term Investments	271,088	50,660	—	321,748
Futures Contracts	15,234	—	—	15,234
Total Assets	286,322	23,084,213	—	23,370,535
Liabilities:
Futures Contract	(1,836)	—	—	(1,836)
Total	$284,486	$23,084,213	$—	$23,368,699

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$83,894,383	$—	$83,894,383
Short-Term Investments
U.S. Treasury Security	—	883,080	—	883,080
Investment Company	162,838	—	—	162,838
Total Short-Term Investments	162,838	883,080	—	1,045,918
Futures Contracts	102,984	—	—	102,984
Credit Default Swap Agreement	—	5,762	—	5,762
Interest Rate Swap Agreements	—	303,407	—	303,407
Total Assets	265,822	85,086,632	—	85,352,454
Liabilities:
Futures Contracts	(95,606)	—	—	(95,606)
Total	$170,216	$85,086,632	$—	$85,256,848
European Equity
Assets:
Common Stocks
Aerospace & Defense	$860,565	$—	$—	$860,565
Auto Components	552,411	—	—	552,411
Banks	2,038,027	—	—	2,038,027
Capital Markets	971,639	—	—	971,639
Chemicals	1,675,534	—	—	1,675,534
Construction Materials	626,592	—	—	626,592
Diversified Telecommunication Services	445,239	—	—	445,239
Electrical Equipment	1,097,722	—	—	1,097,722
Equity Real Estate Investment Trusts (REITs)	324,607	—	—	324,607
Food & Staples Retailing	561,480	—	—	561,480
Food Products	1,194,618	—	—	1,194,618
Health Care Equipment & Supplies	556,983	—	—	556,983
Health Care Providers & Services	732,823	—	—	732,823
Hotels, Restaurants & Leisure	1,188,684	—	—	1,188,684
Household Products	740,806	—	—	740,806
Industrial Conglomerates	686,478	—	—	686,478

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Information Technology Services	$713,647	$—	$—	$713,647
Insurance	2,094,586	—	—	2,094,586
Machinery	550,465	—	—	550,465
Media	534,989	—	—	534,989
Oil, Gas & Consumable Fuels	2,154,048	—	—	2,154,048
Personal Products	785,376	—	—	785,376
Pharmaceuticals	2,394,716	—	—	2,394,716
Professional Services	523,008	—	—	523,008
Semiconductors & Semiconductor Equipment	869,198	—	—	869,198
Software	986,136	—	—	986,136
Textiles, Apparel & Luxury Goods	535,742	—	—	535,742
Tobacco	1,510,694	—	—	1,510,694
Total Common Stocks	27,906,813	—	—	27,906,813
Short-Term Investments
Investment Company	431,930	—	—	431,930
Repurchase Agreements	—	60,729	—	60,729
Total Short-Term Investments	431,930	60,729	—	492,659
Total Assets	$28,338,743	$60,729	$—	$28,399,472
Multi Cap Growth
Assets:
Common Stocks
Biotechnology	$4,030,822	$—	$—	$4,030,822
Health Care Equipment & Supplies	7,367,314	—	—	7,367,314
Health Care Providers & Services	13,980,165	—	—	13,980,165
Health Care Technology	27,374,491	—	—	27,374,491
Hotels, Restaurants & Leisure	29,949,589	—	—	29,949,589
Internet & Direct Marketing Retail	37,308,681	—	—	37,308,681
Internet Software & Services	71,058,553	—	—	71,058,553
Life Sciences Tools & Services	14,277,305	—	—	14,277,305
Pharmaceuticals	289,806	—	—	289,806
Road & Rail	14,419,057	—	—	14,419,057
Software	50,287,145	—	—	50,287,145
Total Common Stocks	270,342,928	—	—	270,342,928

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks
Electronic Equipment, Instruments & Components	$—	$—	$511,758	$511,758
Internet & Direct Marketing Retail	—	—	6,403,367	6,403,367
Life Sciences Tools & Services	—	—	6,077,191	6,077,191
Software	—	—	269,063	269,063
Total Preferred Stocks	—	—	13,261,379	13,261,379
Call Options Purchased	—	264,732	—	264,732
Short-Term Investments
Investment Company	10,605,543	—	—	10,605,543
Repurchase Agreements	—	644,840	—	644,840
Total Short-Term Investments	10,605,543	644,840	—	11,250,383
Total Assets	$280,948,471	$909,572	$13,261,379	$295,119,422

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were as follows:

EUROPEAN EQUITY	MULTI CAP GROWTH
$25,343,941	$2,830,927

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$10,306,047
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	2,955,332
Realized gains	—
Ending Balance	$13,261,379
Net change in unrealized appreciation from investments still held as of June 30, 2018	$2,955,332

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Multi Cap Growth	Fair Value at June 30, 2018	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Electronic Equipment, Instuments & Components
Preferred Stock	$511,758	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase

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Multi Cap Growth	Fair Value at June 30, 2018	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Direct Marketing Retail
Preferred Stocks	$4,416,510	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.3	x	10.3	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$1,986,857	Market Transaction Method	Pending Transaction	$40.00		$40.00		$40.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5	x	7.5	x	4.3	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Life Sciences Tools & Services
Preferred Stock	$6,077,191	Market Transaction Method	Precedent Transaction	$9.57		$9.57		$9.57		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.1	x	11.5	x	4.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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Multi Cap Growth	Fair Value at June 30, 2018	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Software
Preferred Stock	$269,063	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.7	x	7.0	x	4.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3. Derivatives

Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or

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segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause a Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that a Fund used during the period and their associated risks:

Options — With respect to options, certain Funds are subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or sell put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statements of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Fund sells an option, it sells to another party the right to buy from or sell to a Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by a Fund. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical

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delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed a Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with which a Fund has open positions in the futures contract.

Swaps — A Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, a Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

A Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. A Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Fund would pay to the counterparty the periodic stream of

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payments. If no default occurs, a Fund would receive no benefit from the contract. As the seller in a credit default swap, a Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to a Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When a Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss.

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Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments received or paid by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following table sets forth the fair value of each Fund's derivative contracts by primary risk exposure as of June 30, 2018:

FUND	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Limited Duration	Interest Rate Risk	Variation margin on open futures contracts	$15,234	(e)	Variation margin on open futures contract	$(1,836	)(e)
Income Plus	Interest Rate Risk	Variation margin on open futures contracts	$102,984	(e)	Variation margin on open futures contracts	$(95,606	)(e)
	Credit Risk	Variation margin on open swap agreement	5,762	(e)	Variation margin on open swap agreements	—
	Interest Rate Risk	Variation margin on open swap agreements	303,407	(e)	Variation margin on open swap agreements	—
			$412,153			$(95,606)
Multi Cap Growth	Currency Risk	Investments, at Value (Purchased Options)	$264,732	(f)

(e)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statements of Assets and Liabilities.

(f)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

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Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

The following tables set forth by primary risk exposure of each Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
FUND	PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	PURCHASED OPTIONS(g)	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$(138,474)	$—	$—
Income Plus	Interest Rate Risk	$(50,560)	$—	$(22,465)
	Credit Risk	—	—	(55,451)
	Total	$(50,560)	$—	$(77,916)
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
FUND	PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	PURCHASED OPTIONS(g)	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$40,148	$—	$—
Income Plus	Interest Rate Risk	$(4,931)	$—	$348,732
	Credit Risk	—	—	47,794
	Total	$(4,931)	$—	$396,526
Multi Cap Growth	Currency Risk	$—	$(82,207)	$—

(g)  Amounts are included in Investments in the Statements of Operations.

At June 30, 2018, each Fund's derivative assets and liabilities are as follows:

  GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED
IN THE STATEMENTS OF ASSETS AND LIABILITIES

FUND	DERIVATIVES(h)	ASSETS(i)		LIABILITIES(i)
Multi Cap Growth	Purchased Options	$264,732	(f)	$—

(f)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

(h)  Excludes exchange traded derivatives.

(i)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

Certain Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations,

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representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

  GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

FUND	COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Multi Cap Growth	Royal Bank of Scotland	$264,732	(f)	$—	$—	$264,732

(f)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, the average monthly amount outstanding for each derivative type is as follows:

Limited Duration:

Futures Contracts:

Average monthly original value	$6,238,376

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Income Plus:

Futures Contracts:

Average monthly original value	$30,274,046

Swap Agreements:

Average monthly notional amount	$9,085,790

Multi Cap Growth:

Purchased Options:

Average monthly notional amount	169,605,238

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser and Sub-Adviser, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Fund's net assets determined at the close of each business day:

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets.

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion. For the six months ended June 30, 2018, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.30% of the Fund's average daily net assets.

Multi Cap Growth — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.37% to the portion of the daily net assets in excess of $2 billion. For the six months ended June 30, 2018, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.40% of the Fund's average daily net assets.

Under the Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser provides European Equity Portfolio with advisory services subject to the overall supervision of the Adviser and the Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

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The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Fund's average daily net assets.

Effective 07/01/18, the Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse Income Plus Portfolio so that total annual Fund operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus (es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse European Equity Portfolio so that total annual Fund operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus (es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, $85,348 of advisory fees were waived pursuant to this arrangement.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse Multi Cap Growth Portfolio so that total Fund operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus (es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, $20,429 of advisory fees were waived pursuant to this arrangement.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Fund.

5. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Trust has adopted a Plan of Distribution (the "Plan") pursuant

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to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

6. Dividend Disbursing and Transfer Agent

The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Security Transactions and Transactions with Affiliates

For the six months ended June 30, 2018, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
FUND	PURCHASES	SALES	PURCHASES	SALES
Limited Duration	$492,249	$211,818	$2,946,023	$4,962,523
Income Plus	—	—	18,693,840	23,208,549
European Equity	—	—	4,052,899	5,212,241
Multi Cap Growth	—	—	124,607,120	150,200,139

Each Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by each Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds.

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Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

A summary of each Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

FUND	VALUE DECEMBER 31, 2017	PURCHASES AT COST	SALES	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2018
Limited Duration	$411,752	$4,721,505	$4,862,169	$3,014	$—	$—	$271,088
Income Plus	724,758	9,746,479	10,308,399	4,203	—	—	162,838
European Equity	356,075	2,833,434	2,757,579	1,759	—	—	431,930
Multi Cap Growth	16,920,194	83,850,144	90,164,795	38,244	—	—	10,605,543

For the six months ended June 30, 2018, advisory fees paid were reduced by the following relating to each Fund's investment in the Liquidity Funds:

FUND	ADVISORY FEE REDUCTION
Limited Duration	$353
Income Plus	478
European Equity	240
Multi Cap Growth	5,149

The Trust is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Trust did not engage in any cross-trade transactions.

The following Funds had transactions with the following affiliates of the Trust:

FUND	ISSUER	VALUE DECEMBER 31, 2017	PURCHASES AT COST	SALES	INTEREST INCOME	NET REALIZED LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2018
Limited Duration	Metropolitan Life Global Funding I	$322,681	$—	$—	$3,286	$—	$(4,258)	$318,423
Income Plus	MetLife, Inc.	634,510	—	288,228	12,825	(18,833)	(41,796)	285,654

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Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

For the six months ended June 30, 2018, the Multi Cap Growth Portfolio incurred $366 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

At June 30, 2018, the accrued pension liability reflected as "Trustees' fees" in the Statements of Assets and Liabilities are as follows:

AGGREGATE PENSION LIABILITY
LIMITED DURATION	INCOME PLUS	EUROPEAN EQUITY	MULTI CAP GROWTH
$1,018	$3,811	$1,219	$9,854

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

9. Federal Income Tax Status

It is the Funds' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

	2017 DISTRIBUTIONS PAID FROM:		2016 DISTRIBUTIONS PAID FROM:
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Limited Duration	$551,051	$—	$385,549	$—
Income Plus	3,452,819	—	4,164,323	2,689,896
European Equity	882,964	—	904,460	—
Multi Cap Growth	—	24,057,609	—	35,643,300

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments, expiring capital losses, a net operating loss, book amortization of premium on debt securities and nondeductible expenses, resulted in the following reclassifications among the Funds' components of net assets at December 31, 2017:

FUND	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Limited Duration	$1,417	$8,941,357	$(8,942,774)
Income Plus	(129,225)	129,225	—
European Equity	10,669	2,946,004	(2,956,673)
Multi Cap Growth	335,037	(335,037)	—

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Limited Duration	$326,379	$—
Income Plus	2,898,786	1,798,551
European Equity	673,039	—
Multi Cap Growth	12,257,128	62,800,428

At December 31, 2017, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

AMOUNTS IN THOUSANDS AVAILABLE THROUGH DECEMBER 31, 2018
European Equity	$3,315

During the year ended December 31, 2017, the following Funds expired capital loss carryforwards for U.S. federal income tax purposes of:

FUND	EXPIRED CAPITAL LOSS CARRYFORWARDS
Limited Duration	$8,942,774
European Equity	2,956,673

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2017, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of:

FUND	UTILIZED CAPITAL LOSS CARRYFORWARDS
Limited Duration	$37,233
Income Plus	7,544
European Equity	1,933,388

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

10. Purposes of and Risks Relating to Certain Financial Instruments

Certain Funds may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Funds may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Funds are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2018, European Equity Portfolio's investments in securities of issuers in the United Kingdom, Germany and Switzerland represented 27.7%, 17.3% and 16.4%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2018 (unaudited) continued

11. Credit Facility

The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Funds did not have any borrowings under the Facility.

12. Other

At June 30, 2018, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

PERCENTAGE OF OWNERSHIP
Limited Duration	96.7%
Income Plus	94.3
European Equity	92.8
Multi Cap Growth	95.0

13. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

14. Fund Liquidations

On June 14, 2018, the Trustees of the Trust approved a Plan of Liquidation with respect to European Equity Portfolio and Limited Duration Portfolio (together the "Funds"). Subject to shareholder approval, pursuant to the Plan of Liquidation substantially all of the assets of the Funds will be liquidated, known liabilities of the Funds will be satisfied, the remaining proceeds will be distributed to the Funds' shareholders, and all of the issued and outstanding shares of the Funds will be redeemed (the "Liquidation"). If shareholder approval is obtained, the Funds will suspend the offering of their shares to all investors at the close of business on or about October 17, 2018 and the Liquidation is expected to occur on or about October 19, 2018.

Morgan Stanley Variable Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
LIMITED DURATION CLASS X SHARES
2013		$7.71	$0.10	$(0.07)	$0.03	$(0.20)	—	$(0.20)
2014		7.54	0.08	0.01	0.09	(0.14)	—	(0.14)
2015		7.49	0.10	(0.11)	(0.01)	(0.10)	—	(0.10)
2016	(2)	7.38	0.13	0.24	0.37	(0.11)	—	(0.11)
2017		7.64	0.11	(0.01)	0.10	(0.18)	—	(0.18)
2018	(3)	7.56	0.06	(0.10)	(0.04)	—	—	—
CLASS Y SHARES
2013		7.69	0.08	(0.07)	0.01	(0.18)	—	(0.18)
2014		7.52	0.06	—	0.06	(0.11)	—	(0.11)
2015		7.47	0.08	(0.10)	(0.02)	(0.08)	—	(0.08)
2016	(2)	7.37	0.11	0.24	0.35	(0.09)	—	(0.09)
2017		7.63	0.09	(0.02)	0.07	(0.15)	—	(0.15)
2018	(3)	7.55	0.05	(0.10)	(0.05)	—	—	—
INCOME PLUS CLASS X SHARES
2013		11.97	0.45	(0.35)	0.10	(0.59)	—	(0.59)
2014		11.48	0.42	0.47	0.89	(0.51)	—	(0.51)
2015		11.86	0.42	(0.66)	(0.24)	(0.47)	$(0.01)	(0.48)
2016	(2)	11.14	0.42	0.37	0.79	(0.46)	(0.28)	(0.74)
2017		11.19	0.34	0.39	0.73	(0.41)	—	(0.41)
2018	(3)	11.51	0.18	(0.61)	(0.43)	—	—	—
CLASS Y SHARES
2013		11.93	0.41	(0.33)	0.08	(0.56)	—	(0.56)
2014		11.45	0.39	0.45	0.84	(0.47)	—	(0.47)
2015		11.82	0.39	(0.64)	(0.25)	(0.44)	(0.01)	(0.45)
2016	(2)	11.12	0.39	0.35	0.74	(0.42)	(0.28)	(0.70)
2017		11.16	0.32	0.39	0.71	(0.38)	—	(0.38)
2018	(3)	11.49	0.16	(0.61)	(0.45)	—	—	—

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(7)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
LIMITED DURATION CLASS X SHARES
2013		$7.54	0.39%		$9,346	0.75	%(8)	1.27	%(8)	0.00	%(6)	53%
2014		7.49	1.13		7,986	0.80	(8)	1.09	(8)	0.00	(6)	51
2015		7.38	(0.16)		6,773	0.94	(8)	1.38	(8)	0.00	(6)	39
2016	(2)	7.64	5.09	(13)	5,935	0.75	(8)(9)	1.77	(8)(9)	0.00	(6)	22
2017		7.56	1.24		5,221	1.22	(8)	1.40	(8)	0.00	(6)	40
2018	(3)	7.52	(0.53	)(14)	4,862	1.19	(8)(15)	1.55	(8)(15)	0.00	(6)(15)	14	(14)
CLASS Y SHARES
2013		7.52	0.09		32,974	1.00	(8)	1.02	(8)	0.00	(6)	53
2014		7.47	0.84		28,244	1.05	(8)	0.84	(8)	0.00	(6)	51
2015		7.37	(0.32)		24,445	1.19	(8)	1.13	(8)	0.00	(6)	39
2016	(2)	7.63	4.80	(13)	22,112	1.00	(8)(9)	1.52	(8)(9)	0.00	(6)	22
2017		7.55	0.96		20,262	1.47	(8)	1.15	(8)	0.00	(6)	40
2018	(3)	7.50	(0.66	)(14)	18,551	1.44	(8)(15)	1.30	(8)(15)	0.00	(6)(15)	14	(14)
INCOME PLUS CLASS X SHARES
2013		11.48	1.03		73,998	0.62	(8)	3.82	(8)	0.00	(6)	55
2014		11.86	7.79		68,129	0.64	(8)	3.52	(8)	0.00	(6)	43
2015		11.14	(2.09)		57,579	0.68	(8)	3.56	(8)	0.00	(6)	44
2016	(2)	11.19	7.08		53,539	0.63	(8)(10)	3.67	(8)(10)	0.00	(6)	39
2017		11.51	6.65		48,050	0.77	(8)	3.02	(8)	0.00	(6)	50
2018	(3)	11.08	(3.74	)(14)	42,601	0.78	(8)(15)	3.17	(8)(15)	0.00	(6)(15)	21	(14)
CLASS Y SHARES
2013		11.45	0.81		82,429	0.87	(8)	3.57	(8)	0.00	(6)	55
2014		11.82	7.40		69,491	0.89	(8)	3.27	(8)	0.00	(6)	43
2015		11.12	(2.22)		56,969	0.93	(8)	3.31	(8)	0.00	(6)	44
2016	(2)	11.16	6.68		52,595	0.88	(8)(10)	3.42	(8)(10)	0.00	(6)	39
2017		11.49	6.46		48,287	1.02	(8)	2.77	(8)	0.00	(6)	50
2018	(3)	11.04	(3.92	)(14)	42,952	1.03	(8)(15)	2.92	(8)(15)	0.00	(6)(15)	21	(14)

Morgan Stanley Variable Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
EUROPEAN EQUITY CLASS X SHARES
2013		$16.32	$0.42	$3.95	$4.37	$(0.53)	—	$(0.53)
2014		20.16	0.82	(2.61)	(1.79)	(0.48)	—	(0.48)
2015		17.89	0.41	(1.24)	(0.83)	(0.94)	—	(0.94)
2016	(4)	16.12	0.45	(0.87)	(0.42)	(0.45)	—	(0.45)
2017		15.25	0.37	3.10	3.47	(0.50)	—	(0.50)
2018	(3)	18.22	0.35	(1.21)	(0.86)	—	—	—
CLASS Y SHARES
2013		16.26	0.33	3.98	4.31	(0.48)	—	(0.48)
2014		20.09	0.77	(2.60)	(1.83)	(0.43)	—	(0.43)
2015		17.83	0.37	(1.24)	(0.87)	(0.88)	—	(0.88)
2016	(4)	16.08	0.41	(0.87)	(0.46)	(0.40)	—	(0.40)
2017		15.22	0.33	3.10	3.43	(0.46)	—	(0.46)
2018	(3)	18.19	0.33	(1.22)	(0.89)	—	—	—
MULTI CAP GROWTH CLASS X SHARES
2013		41.01	(0.03)	20.55	20.52	(0.20)	$(0.66)	(0.86)
2014		60.67	(0.06)	3.23	3.17	—	(7.79)	(7.79)
2015		56.05	(0.15)	4.86	4.71	—	(10.37)	(10.37)
2016	(4)	50.39	0.00 (5)	(1.85)	(1.85)	—	(7.91)	(7.91)
2017		40.63	(0.04)	19.27	19.23	—	(5.20)	(5.20)
2018	(3)	54.66	0.00 (5)	12.28	12.28	—	—	—
CLASS Y SHARES
2013		40.56	(0.15)	20.32	20.17	(0.11)	(0.66)	(0.77)
2014		59.96	(0.20)	3.18	2.98	—	(7.79)	(7.79)
2015		55.15	(0.28)	4.78	4.50	—	(10.37)	(10.37)
2016	(4)	49.28	(0.11)	(1.81)	(1.92)	—	(7.91)	(7.91)
2017		39.45	(0.16)	18.66	18.50	—	(5.20)	(5.20)
2018	(3)	52.75	(0.07)	11.84	11.77	—	—	—

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(7)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
EUROPEAN EQUITY CLASS X SHARES
2013		$20.16	27.50%		$43,414	1.00	%(8)(11)	2.32	%(8)(11)	0.00	%(6)	10%
2014		17.89	(9.14)		33,884	1.00	(8)(11)	4.17	(8)(11)	0.00	(6)	21
2015		16.12	(5.17)		28,348	1.00	(8)(11)	2.29	(8)(11)	0.00	(6)	21
2016	(4)	15.25	(2.54)		23,472	1.00	(8)(11)	2.94	(8)(11)	0.00	(6)	22
2017		18.22	22.99		25,192	1.00	(8)(11)	2.18	(8)(11)	0.00	(6)	19
2018	(3)	17.36	(4.72	)(14)	22,668	1.00	(8)(11)(15)	3.92	(8)(11)(15)	0.00	(6)(15)	14	(14)
CLASS Y SHARES
2013		20.09	27.20		11,807	1.25	(8)(11)	2.07	(8)(11)	0.00	(6)	10
2014		17.83	(9.37)		8,518	1.25	(8)(11)	3.92	(8)(11)	0.00	(6)	21
2015		16.08	(5.39)		6,776	1.25	(8)(11)	2.04	(8)(11)	0.00	(6)	21
2016	(4)	15.22	(2.75)		5,819	1.25	(8)(11)	2.69	(8)(11)	0.00	(6)	22
2017		18.19	22.65		6,401	1.25	(8)(11)	1.93	(8)(11)	0.00	(6)	19
2018	(3)	17.30	(4.89	)(14)	5,537	1.25	(8)(11)(15)	3.67	(8)(11)(15)	0.00	(6)(15)	14	(14)
MULTI CAP GROWTH CLASS X SHARES
2013		60.67	50.76		223,689	0.57	(8)	(0.06	)(8)	0.00	(6)	34
2014		56.05	5.71		200,910	0.54	(8)	(0.11	)(8)	0.00	(6)	29
2015		50.39	8.60		188,317	0.57	(8)(12)	(0.27	)(8)(12)	0.00	(6)	34
2016	(4)	40.63	(3.41)		160,229	0.56	(8)(12)	0.01	(8)(12)	0.00	(6)	42
2017		54.66	49.39		204,928	0.57	(8)(12)	(0.09	)(8)(12)	0.00	(6)	67
2018	(3)	66.94	22.47	(14)	233,299	0.57	(8)(12)(15)	0.01	(8)(12)(15)	0.00	(6)(15)	46	(14)
CLASS Y SHARES
2013		59.96	50.37		72,135	0.82	(8)	(0.31	)(8)	0.00	(6)	34
2014		55.15	5.44		56,027	0.79	(8)	(0.36	)(8)	0.00	(6)	29
2015		49.28	8.34		51,882	0.82	(8)(12)	(0.52	)(8)(12)	0.00	(6)	34
2016	(4)	39.45	(3.65)		42,909	0.81	(8)(12)	(0.24	)(8)(12)	0.00	(6)	42
2017		52.75	49.00		53,144	0.82	(8)(12)	(0.34	)(8)(12)	0.00	(6)	67
2018	(3)	64.52	22.33	(14)	59,825	0.82	(8)(12)(15)	(0.24	)(8)(12)(15)	0.00	(6)(15)	46	(14)

Morgan Stanley Variable Investment Series

Financial Highlights continued

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund.

  (3)  For the six months ended June 30, 2018 (unaudited).

  (4)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The annualized expense and net investment income (loss) ratios would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income (loss).

  (5)  Amount is less than $0.001.

  (6)  Amount is less than 0.005%.

  (7)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

  (8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (9)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016
Class X	0.92%	1.60%
Class Y	1.17	1.35

  (10)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016
Class X	0.68%	3.62%
Class Y	0.93	3.37

See Notes to Financial Statements

  (11)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2018
Class X	1.57%	3.35%
Class Y	1.82	3.10
December 31, 2017
Class X	1.57	1.61
Class Y	1.82	1.36
December 31, 2016
Class X	1.42	2.52
Class Y	1.67	2.27
December 31, 2015
Class X	1.32	1.97
Class Y	1.57	1.72
December 31, 2014
Class X	1.26	3.91
Class Y	1.51	3.66
December 31, 2013
Class X	1.22	2.10
Class Y	1.47	1.85

  (12)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2018
Class X	0.58%	(0.00)%*
Class Y	0.83	(0.25)
December 31, 2017
Class X	0.60	(0.12)
Class Y	0.85	(0.37)
December 31, 2016
Class X	0.58	(0.01)
Class Y	0.83	(0.26)
December 31, 2015
Class X	0.58	(0.28)
Class Y	0.83	(0.53)

  *  Amount is less than 0.005%.

  (13)  Performance was positively impacted for Class X and Class Y Shares due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings by approximately 3.28% and 3.40%, respectively. These were one time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class X and Class Y shares would have been approximately 1.81% and 1.40%, respectively.

  (14)  Not annualized.

  (15)  Annualized.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2018 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser for the European Equity Portfolio. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Funds. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Funds. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Funds

The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the European Equity Portfolio was below its peer group average for the one-, three- and five-year periods.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2018 (unaudited) continued

The Board noted that the performance of the Limited Duration Portfolio was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods.

The Board noted that the performance of each of the Income Plus and Multi Cap Growth Portfolios was better than its respective peer group average for the one-, three- and five-year periods.

Performance Conclusions

With respect to the Income Plus, Multi Cap Growth and Limited Duration Portfolios, after discussion, the Board concluded that performance was competitive with their respective peer group averages.

With respect to the European Equity Portfolio, after discussion, the Board concluded that performance was acceptable.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their respective peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Funds' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that the contractual management fee for the European Equity Portfolio was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than its peer group average.

The Board noted that the actual management fee for the Income Plus Portfolio was higher than but close to its peer group average, the contractual management fee was lower than its peer group average and the total expense ratio was higher than its peer group average.

The Board noted that the management fee and total expense ratio for the Multi Cap Growth Portfolio were lower than its peer group averages.

The Board noted that the management fee for the Limited Duration Portfolios was lower than its peer group average and that its total expense ratio was higher than its peer group average.

Fee and Expense Conclusions

With respect to the Multi Cap Growth Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were competitive with its peer group averages.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2018 (unaudited) continued

With respect to the European Equity, Limited Duration and Income Plus Portfolios, after discussion, the Board concluded that (i) the management fees were competitive with their respective peer group averages and (ii) the total expense ratios were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Funds and how that relates to the Funds' total expense ratios and particularly the Funds' management fee rates (which, for all of the Funds except the Limited Duration Portfolio, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Funds and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Funds' operations and the Board's confidence in the

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2018 (unaudited) continued

competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Funds and their shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia Maleski
Jakki L. Haussler
Dr. Manuel H. Johnson	Michael E. Nugent
Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent	Custodian
DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 30 Rockefeller Plaza New York, New York 10112	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
Sub-Adviser (solely with respect to European Equity Portfolio)

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

VARINSAN
2195776 EXP 08.31.19

#40113A

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 21, 2018